UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2006

Date of reporting period: August 31, 2005

Item 1. Reports to Stockholders.

iShares®

2005 semi-annual report to shareholders | august 31, 2005

iSHARES BOND FUNDS

Electronic delivery of this document may be available to you. See inside for details.

iShares lehman 1-3 year treasury bond fund

iShares lehman 7-10 year treasury bond fund

iShares lehman 20+ year treasury bond fund

iShares lehman tips bond fund

iShares lehman aggregate bond fund

iShares gs $ investop tm corporate bond fund

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.
2.	From the main page, select the first letter of your brokerage firm’s name.
3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.
4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® LEHMAN TREASURY BOND FUNDS

Performance as of August 31, 2005

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 8/31/05			Inception to 8/31/05			Inception to 8/31/05
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Lehman 1-3 Year Treasury	1.02%	1.03%	1.12%	1.91%	1.93%	2.06%	6.06%	6.13%	6.55%
Lehman 7-10 Year Treasury	4.25%	4.24%	4.32%	5.47%	5.48%	5.37%	18.02%	18.08%	17.68%
Lehman 20+ Year Treasury	14.37%	14.39%	14.49%	9.96%	9.98%	10.07%	34.39%	34.45%	34.76%
Lehman TIPS	5.45%	5.49%	5.67%	6.76%	6.85%	6.99%	12.08%	12.25%	12.48%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/22/02 for the three iShares Lehman Treasury Bond Funds and 12/4/03 for the iShares Lehman TIPS Bond Fund). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02 for the three iShares Lehman Treasury Bond Funds and 12/5/03 for the iShares Lehman TIPS Bond Fund), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Lehman 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market, as defined by the Lehman Brothers 1-3 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended August 31, 2005 (the “reporting period”), the Fund returned 1.42%, while the Index returned 1.48%.

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
U.S. Government Obligations	99.05%
Short-Term and Other Net Assets	0.95

TOTAL	100.00%

TOP FIVE FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
U.S. Treasury Notes, 2.63%, 11/15/06	12.33%
U.S. Treasury Notes, 3.75%, 05/15/08	11.57
U.S. Treasury Notes, 3.13%, 05/15/07	10.80
U.S. Treasury Notes, 2.75%, 08/15/07	10.42
U.S. Treasury Notes, 3.38%, 02/28/07	9.23

TOTAL	54.35%

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market, as defined by the Lehman Brothers 7-10 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the reporting period, the Fund returned 4.13%, while the Index returned 4.18%.

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
U.S. Government Obligations	98.44%
Short-Term and Other Net Assets	1.56

TOTAL	100.00%

TOP FIVE FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
U.S. Treasury Notes, 4.00%, 11/15/12	45.11%
U.S. Treasury Notes, 4.25%, 11/15/13	19.58
U.S. Treasury Notes, 3.63%, 05/15/13	14.94
U.S. Treasury Notes, 4.13%, 05/15/15	9.11
U.S. Treasury Notes, 4.75%, 05/15/14	4.90

TOTAL	93.64%

The iShares Lehman 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market, as defined by the Lehman Brothers 20+ Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the reporting period, the Fund returned 8.72%, while the Index returned 8.79%.

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
U.S. Government Obligations	98.97%
Short-Term and Other Net Assets	1.03

TOTAL	100.00%

TOP FIVE FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
U.S. Treasury Bonds, 6.13%, 11/15/27	14.02%
U.S. Treasury Bonds, 6.25%, 05/15/30	12.45
U.S. Treasury Bonds, 5.38%, 02/15/31	11.77
U.S. Treasury Bonds, 6.00%, 02/15/26	8.77
U.S. Treasury Bonds, 6.13%, 08/15/29	8.21

TOTAL	55.22%

2	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market, as defined by the Lehman Brothers U.S. Treasury Inflation Notes Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the reporting period, the Fund returned 3.20%, while the Index returned 3.30%.

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
U.S. Government Obligations	99.06%
Short-Term and Other Net Assets	0.94

TOTAL	100.00%

TOP FIVE FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
U.S. Treasury Inflation Index Bonds 2.38%, 01/15/25	8.91%
U.S. Treasury Inflation Index Bonds 3.88%, 04/15/29	8.54
U.S. Treasury Inflation Index Bonds 3.00%, 07/15/12	7.93
U.S. Treasury Inflation Index Bonds 3.63%, 04/15/28	7.33
U.S. Treasury Inflation Index Bonds 2.00%, 01/15/14	7.08

TOTAL	39.79%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview

iSHARES® LEHMAN AGGREGATE BOND FUND

Performance as of August 31, 2005

The iShares Lehman Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment-grade bond market, as defined by the Lehman Brothers U.S. Aggregate Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended August 31, 2005, the Fund returned 2.78%, while the Index returned 2.85%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/05			Inception to 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.93%	4.17%	4.15%	4.31%	4.46%	4.59%	8.56%	8.86%	9.10%

Total returns for the periods since inception are calculated from the inception date of the Fund (9/22/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
U.S. Government & Agency Obligations	36.21%
Mortgage-Backed Securities	34.12
Financial	17.19
Communications	2.41
Foreign Government Obligations	2.33
Consumer Non-Cyclical	1.53
Consumer Cyclical	1.26
Utilities	1.07
Energy	0.85
Industrial	0.76
Basic Materials	0.55
Technology	0.49
Municipal Obligations	0.25
Short-Term and Other Net Assets	0.98

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
U.S. Treasury Notes, 6.00%, 08/15/09	5.29%
U.S. Treasury Notes, 3.88%, 07/31/07	5.13
Federal National Mortgage Association, 5.50%, 09/01/35	4.54
Federal National Mortgage Association, 2.63%, 11/15/06	4.13
Federal National Mortgage Association, 5.00%, 09/01/35	4.02
U.S. Treasury Notes, 3.00%, 11/15/07	3.46
U.S. Treasury Notes, 4.75%, 05/15/14	3.36
U.S. Treasury Bonds, 8.13%, 08/15/19	2.92
U.S. Treasury Bonds, 7.63%, 02/15/25	2.90
Federal Home Loan Mortgage Corp., 5.50%, 09/01/35	2.56

TOTAL	38.31%

4	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GS $ INVESTOP ™ CORPORATE BOND FUND

Performance as of August 31, 2005

The iShares GS $ InvesTop™ Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment-grade corporate bond market, as defined by the GS $ InvesTop™ Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended August 31, 2005, the Fund returned 2.68%, while the Index returned 2.60%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/05			Inception to 8/31/05			Inception to 8/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.01%	4.81%	4.83%	7.52%	7.65%	7.52%	25.33%	25.80%	25.28%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/22/02). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 8/31/05
Sector	% of Net Assets
Financial	49.03%
Communications	16.93
Consumer Non-Cyclical	9.76
Consumer Cyclical	6.70
Basic Materials	5.97
Energy	4.99
Industrial	2.94
Technology	1.91
Short-Term and Other Net Assets	1.77

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 8/31/05
Security	% of Net Assets
Sprint Capital Corp., 8.75%, 03/15/32	1.32%
Verizon Global Funding Corp., 7.75%, 12/01/30	1.21
AOL Time Warner Inc., 7.70%, 05/01/32	1.16
General Electric Capital Corp., 6.75%, 03/15/32	1.16
Sprint Capital Corp., 8.38%, 03/15/12	1.13
Weyerhaeuser Co., 7.38%, 03/15/32	1.11
BellSouth Corp., 6.55%, 06/15/34	1.06
TXU Energy Co., 7.00%, 03/15/13	1.05
Procter & Gamble Co., 5.80%, 08/15/34	1.05
Wyeth, 6.50%, 02/01/34	1.05

TOTAL	11.30%

FUND PERFORMANCE OVERVIEW	5

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (March 1, 2005)	Ending Account Value (August 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period[a] (March 1 to August 31, 2005)
Lehman 1-3 Year Treasury
Actual	$1,000.00	$1,026.80	0.15%	$0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77
Lehman 7-10 Year Treasury
Actual	1,000.00	1,041.30	0.15	0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77
Lehman 20+ Year Treasury
Actual	1,000.00	1,087.20	0.15	0.79
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77
Lehman TIPS
Actual	1,000.00	1,032.00	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

6	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (March 1, 2005)	Ending Account Value (August 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period[a] (March 1 to August 31, 2005)
Lehman Aggregate
Actual	$1,000.00	$1,027.80	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
GS $ InvesTop™ Corporate
Actual	1,000.00	1,026.80	0.15	0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.05%
U.S. Treasury Notes
2.25%, 02/15/07[1]	$368,868,000	$360,771,347
2.50%, 10/31/06[1]	109,931,000	108,313,914
2.63%, 11/15/06[1]	527,773,000	520,495,021
2.75%, 08/15/07[1]	449,102,000	440,003,190
3.00%, 12/31/06[1]	225,072,000	222,663,730
3.00%, 11/15/07[1]	321,457,000	315,850,780
3.00%, 02/15/08[1]	338,129,000	331,572,668
3.13%, 05/15/07[1]	461,085,000	455,796,341
3.38%, 02/28/07[1]	392,313,000	389,762,958
3.75%, 05/15/08[1]	489,740,000	488,530,332
4.13%, 08/15/08	261,542,000	263,647,395
6.50%, 10/15/06[1]	275,609,000	283,689,853

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,202,465,456)		4,181,097,529

SHORT-TERM INVESTMENTS – 45.28%

CERTIFICATES OF DEPOSIT[2] – 5.07%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	12,219,241	12,219,241
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	5,295,004	5,294,601
Credit Suisse First Boston
3.53%, 05/09/06	8,146,161	8,146,161
Danske Bank
3.50%, 10/17/05	8,146,161	8,145,854
Dexia Credit Local
3.61%, 08/30/06	4,073,080	4,072,270
First Tennessee Bank
3.52%, 09/15/05	13,848,473	13,848,473
Fortis Bank NY
3.83% - 3.84%, 01/25/06	12,219,241	12,219,322
HBOS Treasury Services PLC
3.39%, 12/14/05	4,887,696	4,887,696
HSBC Bank USA N.A.
3.72%, 08/03/06	4,073,080	4,074,412
Royal Bank of Scotland
3.61%, 06/27/06	4,073,080	4,072,582
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	12,626,549	12,624,314
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	28,918,870	28,919,449
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	6,516,929	6,516,915
US Bank N.A.
3.54%, 09/19/05	20,365,402	20,365,402
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	36,657,723	36,657,723
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	32,177,335	32,177,320

		214,241,735

COMMERCIAL PAPER[2] – 10.23%
Alpine Securitization Corp.
3.52%, 09/09/05	16,292,321	16,279,578
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	17,188,399	17,096,721
Aspen Funding Corp.
3.49%, 09/01/05	8,146,161	8,146,161
Barton Capital Corp.
3.51%, 09/07/05	9,238,153	9,232,749
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	13,441,165	13,424,610
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	4,146,314	4,105,923
Cantabric Finance LLC
3.73%, 10/31/05	3,131,954	3,112,484
Charta LLC
3.54%, 09/20/05	5,702,312	5,691,659
Chesham Finance LLC
3.54%, 09/15/05	2,443,848	2,440,484
Dorada Finance Inc.
3.76%, 01/26/06	814,616	802,109

8	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2005

Security	Principal	Value
Edison Asset Securitization LLC
3.12%, 09/06/05	$6,109,620	$6,106,973
Fairway Finance LLC
3.15% - 3.56%,
09/15/05 - 10/20/05	10,504,881	10,495,982
Ford Credit Floorplan Motown
3.47% - 3.72%,
09/09/05 - 11/08/05	37,062,424	36,893,329
Gemini Securitization Corp.
3.49%, 09/06/05	13,068,886	13,062,551
Georgetown Funding Co. LLC
3.49% - 3.53%,
09/20/05 - 09/21/05	26,475,022	26,423,830
Giro Funding Corp.
3.53% - 3.56%,
09/16/05 - 09/22/05	6,109,620	6,099,400
Grampian Funding LLC
3.13% - 3.84%,
09/09/05 - 01/31/06	12,626,549	12,491,356
Greenwich Capital Holdings Inc.
3.48% - 3.53%,
09/02/05 - 02/10/06	9,368,085	9,368,084
HSBC PLC
3.88%, 02/03/06	2,443,848	2,403,022
Jupiter Securitization Corp.
3.51%, 09/21/05	4,617,814	4,608,809
Leafs LLC
3.61%, 01/20/06 - 02/21/06[3]	8,552,714	8,552,714
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	11,228,912	11,212,146
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	19,958,094	19,932,006
New Center Asset Trust
3.60%, 09/01/05	28,511,562	28,511,562
Park Avenue Receivables Corp.
3.50%, 09/19/05	4,594,760	4,586,720
Park Granada LLC
3.48% - 3.51%,
09/15/05 - 09/20/05	11,030,146	11,013,268

Security	Shares or Principal	Value
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	$8,146,161	$7,996,636
Scaldis Capital LLC
3.52%, 09/07/05	16,292,321	16,282,763
Sedna Finance Inc.
3.92%, 02/21/06	2,036,540	1,998,176
Solitaire Funding Ltd.
3.49% - 3.52%,
09/02/05 - 09/06/05	23,949,712	23,943,400
Sydney Capital Corp.
3.49%, 09/01/05	5,032,698	5,032,698
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	17,106,937	17,074,976
Three Pillars Funding Corp.
3.49% - 3.52%,
09/01/05 - 09/07/05	17,454,453	17,448,496
Thunder Bay Funding Inc.
3.50%, 09/01/05	1,361,631	1,361,631
Tulip Funding Corp.
3.49%, 09/01/05	30,056,970	30,056,970
Windmill Funding Corp.
3.52%, 09/09/05	3,747,234	3,744,303
World Savings Bank
3.51%, 09/09/05	2,851,156	2,851,150
Yorktown Capital LLC
3.53%, 09/19/05	11,811,933	11,791,085

		431,676,514

MEDIUM-TERM NOTES[2] – 0.18%
Dorada Finance Inc.
3.93%, 07/07/06[3]	2,525,310	2,525,096
K2 USA LLC
3.94%, 07/07/06[3]	4,887,696	4,887,490

		7,412,586

MONEY MARKET FUNDS[2] – 0.86%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[4,5]	32,584,643	32,584,643

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2005

Security	Shares or Principal	Value
BlackRock Temp Cash Money Market Fund 3.41%[5]	863,145	$863,145
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[5]	2,855,686	2,855,686

		36,303,474

REPURCHASE AGREEMENTS – 9.24%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $195,527,406 and an effective yield of 3.60%.[2,6]	$195,507,855	195,507,855
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $150,719,042 and an effective yield of 3.60%.[2,6]	150,703,971	150,703,971
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $26,163,719 and an effective yield of 3.26%.	26,161,350	26,161,350
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $17,760,406 and an effective yield of 3.60%.[2,6]	17,758,630	17,758,630

		390,131,806

TIME DEPOSITS[2] – 1.80%
Abbey National Treasury Services PLC
3.50%, 09/01/05	16,292,321	16,292,321
Chase Bank USA N.A.
3.58%, 09/01/05	44,803,884	44,803,884
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	10,754,341	10,754,341

Security	Principal	Value
Natexis Banques Populaires
3.51%, 09/20/05[7]	$4,073,080	$4,073,080

		75,923,626

VARIABLE & FLOATING RATE NOTES[2] – 17.90%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[3]	15,151,859	15,151,941
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	21,994,634	21,994,700
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	13,441,165	13,441,165
American Express Credit Corp.
3.65%, 10/26/05	16,292,321	16,293,545
ASIF Global Financing XXII
3.99%, 05/30/06[3]	8,146,161	8,156,315
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[3]	5,295,004	5,295,004
Bank of America N.A.
3.56%, 08/10/06	40,730,803	40,730,803
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[3]	41,871,266	41,870,702
BMW US Capital LLC
3.54%, 07/14/06[3]	8,146,161	8,146,161
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	27,696,946	27,695,790
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[3]	21,913,172	21,912,257
Commodore CDO Ltd.
3.47%, 12/12/05[3]	2,036,540	2,036,540
Credit Suisse First Boston
3.57%, 07/19/06	20,365,402	20,365,402
DEPFA Bank PLC
3.42%, 03/15/06	8,146,161	8,146,161

10	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2005

Security	Principal	Value
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[3]	$12,952,395	$12,953,068
Eli Lilly Services Inc.
3.53%, 09/01/06[3]	8,146,161	8,146,161
Fifth Third Bancorp
3.58%, 04/21/06[3]	16,292,321	16,292,321
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[3]	5,702,312	5,702,440
General Electric Capital Corp.
3.66%, 07/07/06	3,665,772	3,669,080
Hartford Life Global Funding Trust
3.56%, 08/15/06	8,146,161	8,146,161
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[3]	24,438,482	24,438,483
HSBC Bank USA N.A.
3.70%, 05/04/06	2,851,156	2,852,711
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[3]	31,770,026	31,770,292
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[3]	31,770,027	31,773,448
Lothian Mortgages PLC
3.63%, 01/24/06	8,146,161	8,146,161
Marshall & Ilsley Bank
3.71%, 02/20/06	8,146,161	8,150,775
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[3]	16,292,321	16,299,482
National City Bank (Ohio)
3.50%, 01/06/06	4,073,080	4,072,652
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[3]	30,140,794	30,143,720
Nordea Bank AB
3.55%, 08/11/06[3]	14,255,781	14,255,781
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[3]	26,067,714	26,068,173
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[3]	31,362,718	31,362,718
Principal Life Income Funding Trusts
3.74%, 05/10/06	6,109,620	6,109,847
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	27,187,811	27,181,604
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[3]	4,480,388	4,480,025
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[3]	46,514,577	46,514,802
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[3]	8,146,161	8,146,161
Strips III LLC
3.69%, 07/24/06[3,7]	2,392,933	2,392,933
SunTrust Bank
3.63%, 04/28/06	12,219,241	12,219,241
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[3]	19,795,170	19,793,956
Toyota Motor Credit Corp.
3.57%, 04/10/06	3,665,772	3,665,739
Unicredito Italiano SpA
3.34%, 06/14/06	10,590,009	10,587,067
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[3]	19,610,619	19,610,619
Wells Fargo & Co.
3.56%, 09/15/06[3]	4,073,080	4,073,484
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[3]	32,584,643	32,583,230
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[3]	17,188,399	17,187,959

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2005

Security	Principal	Value
Winston Funding Ltd.
3.71%, 10/23/05[3]	$5,816,359	$5,816,359

		755,843,139

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,911,532,880)		1,911,532,880

TOTAL INVESTMENTS IN SECURITIES – 144.33% (Cost: $6,113,998,336)		6,092,630,409
Other Assets, Less Liabilities – (44.33)%		(1,871,350,007)

NET ASSETS – 100.00%		$4,221,280,402

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[7]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

12	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

August 31, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.44%
U.S. Treasury Notes
3.63%, 05/15/13	$170,950,000	$167,394,237
4.00%, 11/15/12[1]	503,230,000	505,398,921
4.13%, 05/15/15[1]	101,400,000	102,069,244
4.25%, 11/15/13[1]	215,540,000	219,346,434
4.25%, 11/15/14[1]	52,780,000	53,661,429
4.75%, 05/15/14[1]	52,130,000	54,921,038

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,098,611,101)		1,102,791,303

SHORT-TERM INVESTMENTS – 45.79%

CERTIFICATES OF DEPOSIT[2] – 5.16%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	3,295,583	3,295,583
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	1,428,086	1,427,977
Credit Suisse First Boston
3.53%, 05/09/06	2,197,055	2,197,055
Danske Bank
3.50%, 10/17/05	2,197,055	2,196,972
Dexia Credit Local
3.61%, 08/30/06	1,098,528	1,098,309
First Tennessee Bank
3.52%, 09/15/05	3,734,994	3,734,994
Fortis Bank NY
3.83% - 3.84%, 01/25/06	3,295,583	3,295,604
HBOS Treasury Services PLC
3.39%, 12/14/05	1,318,233	1,318,233
HSBC Bank USA N.A.
3.72%, 08/03/06	1,098,528	1,098,887
Royal Bank of Scotland
3.61%, 06/27/06	1,098,528	1,098,393
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	3,405,435	3,404,833
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	7,799,545	7,799,702
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,757,644	1,757,640
US Bank N.A.
3.54%, 09/19/05	5,492,638	5,492,638
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	9,886,748	9,886,749
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	8,678,368	8,678,364

		57,781,933

COMMERCIAL PAPER[2] – 10.39%
Alpine Securitization Corp.
3.52%, 09/09/05	4,394,110	4,390,673
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	4,635,786	4,611,060
Aspen Funding Corp.
3.49%, 09/01/05	2,197,055	2,197,055
Barton Capital Corp.
3.51%, 09/07/05	2,491,570	2,490,113
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	3,625,141	3,620,676
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	1,118,279	1,107,386
Cantabric Finance LLC
3.73%, 10/31/05	844,702	839,451
Charta LLC
3.54%, 09/20/05	1,537,939	1,535,065
Chesham Finance LLC
3.54%, 09/15/05	659,117	658,209
Dorada Finance Inc.
3.76%, 01/26/06	219,706	216,332
Edison Asset Securitization LLC
3.12%, 09/06/05	1,647,791	1,647,077
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	2,833,212	2,830,812

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 7 - 10 YEAR TREASURY BOND FUND

August 31, 2005

Security	Principal	Value
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	$9,995,898	$9,950,292
Gemini Securitization Corp.
3.49%, 09/06/05	3,524,735	3,523,027
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	7,140,429	7,126,622
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	1,647,791	1,645,035
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	3,405,435	3,368,973
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	2,526,613	2,526,614
HSBC PLC
3.88%, 02/03/06	659,117	648,106
Jupiter Securitization Corp.
3.51%, 09/21/05	1,245,445	1,243,016
Leafs LLC
3.61%, 01/20/06 - 02/21/06[3]	2,306,704	2,306,705
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	3,028,487	3,023,965
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	5,382,785	5,375,749
New Center Asset Trust
3.60%, 09/01/05	7,689,693	7,689,693
Park Avenue Receivables Corp.
3.50%, 09/19/05	1,239,227	1,237,058
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	2,974,878	2,970,326
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,197,055	2,156,728

Security	Shares or Principal	Value
Scaldis Capital LLC
3.52%, 09/07/05	$4,394,110	$4,391,532
Sedna Finance Inc.
3.92%, 02/21/06	549,264	538,917
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	6,459,342	6,457,639
Sydney Capital Corp.
3.49%, 09/01/05	1,357,341	1,357,341
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	4,613,816	4,605,195
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	4,707,542	4,705,936
Thunder Bay Funding Inc.
3.50%, 09/01/05	367,238	367,238
Tulip Funding Corp.
3.49%, 09/01/05	8,106,496	8,106,496
Windmill Funding Corp.
3.52%, 09/09/05	1,010,645	1,009,855
World Savings Bank
3.51%, 09/09/05	768,969	768,968
Yorktown Capital LLC
3.53%, 09/19/05	3,185,730	3,180,107

		116,425,042

MEDIUM-TERM NOTES[2] – 0.18%
Dorada Finance Inc.
3.93%, 07/07/06[3]	681,087	681,029
K2 USA LLC
3.94%, 07/07/06[3]	1,318,233	1,318,177

		1,999,206

MONEY MARKET FUNDS[2] – 0.87%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[4,5]	8,788,220	8,788,220
BlackRock Temp Cash Money Market Fund 3.41%[5]	232,794	232,794

14	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

August 31, 2005

Security	Shares or Principal	Value
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[5]	770,191	$770,191

		9,791,205

REPURCHASE AGREEMENTS – 9.16%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $52,734,595 and an effective yield of 3.60%.[2,6]	$52,729,322	52,729,322
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $40,649,583 and an effective yield of 3.60%.[2,6]	40,645,519	40,645,519
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $4,511,373 and an effective yield of 3.26%.	4,510,965	4,510,965
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $4,790,059 and an effective yield of 3.60%.[2,6]	4,789,580	4,789,580

		102,675,386

TIME DEPOSITS[2] – 1.83%
Abbey National Treasury Services PLC
3.50%, 09/01/05	4,394,110	4,394,110
Chase Bank USA N.A.
3.58%, 09/01/05	12,083,803	12,083,803
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	2,900,493	2,900,493
Natexis Banques Populaires
3.51%, 09/20/05[7]	1,098,528	1,098,528

		20,476,934

Security	Principal	Value
VARIABLE& FLOATING RATE NOTES[2] – 18.20%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[3]	$4,086,522	$4,086,542
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	5,932,049	5,932,067
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	3,625,141	3,625,141
American Express Credit Corp.
3.65%, 10/26/05	4,394,110	4,394,440
ASIF Global Financing XXII
3.99%, 05/30/06[3]	2,197,055	2,199,794
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[3]	1,428,086	1,428,086
Bank of America N.A.
3.56%, 08/10/06	10,985,275	10,985,275
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[3]	11,292,863	11,292,712
BMW US Capital LLC
3.54%, 07/14/06[3]	2,197,055	2,197,055
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	7,469,987	7,469,675
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[3]	5,910,078	5,909,830
Commodore CDO Ltd.
3.47%, 12/12/05[3]	549,264	549,264
Credit Suisse First Boston
3.57%, 07/19/06	5,492,638	5,492,638
DEPFA Bank PLC
3.42%, 03/15/06	2,197,055	2,197,055
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[3]	3,493,318	3,493,499

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

August 31, 2005

Security	Principal	Value
Eli Lilly Services Inc.
3.53%, 09/01/06[3]	$2,197,055	$2,197,055
Fifth Third Bancorp
3.58%, 04/21/06[3]	4,394,110	4,394,110
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[3]	1,537,939	1,537,973
General Electric Capital Corp.
3.66%, 07/07/06	988,675	989,567
Hartford Life Global Funding Trust
3.56%, 08/15/06	2,197,055	2,197,055
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[3]	6,591,165	6,591,165
HSBC Bank USA N.A.
3.70%, 05/04/06	768,969	769,389
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[3]	8,568,515	8,568,586
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[3]	8,568,515	8,569,437
Lothian Mortgages PLC
3.63%, 01/24/06	2,197,055	2,197,055
Marshall & Ilsley Bank
3.71%, 02/20/06	2,197,055	2,198,299
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[3]	4,394,110	4,396,042
National City Bank (Ohio)
3.50%, 01/06/06	1,098,528	1,098,412
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[3]	8,129,104	8,129,892
Nordea Bank AB
3.55%, 08/11/06[3]	3,844,846	3,844,846
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[3]	7,030,576	7,030,700
Permanent Financing PLC
3.53% - 3.54%,
09/12/05 - 06/12/06[3]	8,458,662	8,458,662
Principal Life Income Funding Trusts
3.74%, 05/10/06	1,647,791	1,647,852
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	7,332,671	7,330,997
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[3]	1,208,380	1,208,282
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[3]	12,545,184	12,545,244
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[3]	2,197,055	2,197,055
Strips III LLC
3.69%, 07/24/06[3,7]	645,385	645,385
SunTrust Bank
3.63%, 04/28/06	3,295,583	3,295,583
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[3]	5,338,844	5,338,517
Toyota Motor Credit Corp.
3.57%, 04/10/06	988,675	988,666
Unicredito Italiano SpA
3.34%, 06/14/06	2,856,172	2,855,378
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[3]	5,289,069	5,289,070
Wells Fargo & Co.
3.56%, 09/15/06[3]	1,098,528	1,098,636
WhistleJacket Capital LLC
3.52% - 3.62%,
09/15/05 - 07/28/06[3]	8,788,220	8,787,840
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[3]	4,635,786	4,635,668

16	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

August 31, 2005

Security	Principal	Value
Winston Funding Ltd.
3.71%, 10/23/05[3]	$1,568,697	$1,568,697

		203,854,188

TOTAL SHORT-TERM INVESTMENTS (Cost: $513,003,894)		513,003,894

TOTAL INVESTMENTS IN SECURITIES – 144.23% (Cost: $1,611,614,995)		1,615,795,197
Other Assets, Less Liabilities – (44.23)%		(495,489,567)

NET ASSETS – 100.00%		$1,120,305,630

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[7]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.97%
U.S. Treasury Bonds
5.25%, 11/15/28	$34,350,000	$39,036,710
5.25%, 02/15/29[1]	37,200,000	42,323,929
5.38%, 02/15/31[1]	72,225,000	84,672,257
5.50%, 08/15/28	45,075,000	52,819,790
6.00%, 02/15/26[1]	51,450,000	63,092,105
6.13%, 11/15/27	80,250,000	100,818,073
6.13%, 08/15/29[1]	46,500,000	59,064,767
6.25%, 05/15/30[1]	69,150,000	89,588,670
6.38%, 08/15/27[1]	23,850,000	30,758,628
6.50%, 11/15/26	41,250,000	53,643,977
6.63%, 02/15/27[1]	36,225,000	47,824,971
6.75%, 08/15/26[1]	36,225,000	48,271,985

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $708,552,866)		711,915,862

SHORT-TERM INVESTMENTS – 30.82%

CERTIFICATES OF DEPOSIT[2] – 3.35%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	1,373,755	1,373,755
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	595,294	595,248
Credit Suisse First Boston
3.53%, 05/09/06	915,837	915,837
Danske Bank
3.50%, 10/17/05	915,837	915,802
Dexia Credit Local
3.61%, 08/30/06	457,918	457,827
First Tennessee Bank
3.52%, 09/15/05	1,556,923	1,556,923
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,373,755	1,373,765
HBOS Treasury Services PLC
3.39%, 12/14/05	549,502	549,502
HSBC Bank USA N.A.
3.72%, 08/03/06	457,918	458,068
Royal Bank of Scotland
3.61%, 06/27/06	457,918	457,862
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	1,419,547	1,419,295
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	3,251,221	3,251,285
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	732,669	732,668
US Bank N.A.
3.54%, 09/19/05	2,289,592	2,289,592
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	4,121,266	4,121,265
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	3,617,556	3,617,554

		24,086,248

COMMERCIAL PAPER[2] – 6.75%
Alpine Securitization Corp.
3.52%, 09/09/05	1,831,674	1,830,241
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	1,932,416	1,922,109
Aspen Funding Corp.
3.49%, 09/01/05	915,837	915,837
Barton Capital Corp.
3.51%, 09/07/05	1,038,605	1,037,997
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	1,511,131	1,509,270
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	466,152	461,610
Cantabric Finance LLC
3.73%, 10/31/05	352,112	349,923
Charta LLC
3.54%, 09/20/05	641,086	639,888
Chesham Finance LLC
3.54%, 09/15/05	274,751	274,373
Dorada Finance Inc.
3.76%, 01/26/06	91,584	90,178

18	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2005

Security	Principal	Value
Edison Asset Securitization LLC
3.12%, 09/06/05	$686,878	$686,580
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	1,181,017	1,180,017
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	4,166,765	4,147,754
Gemini Securitization Corp.
3.49%, 09/06/05	1,469,277	1,468,565
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	2,976,470	2,970,714
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	686,878	685,729
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	1,419,547	1,404,348
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	1,053,212	1,053,212
HSBC PLC
3.88%, 02/03/06	274,751	270,161
Jupiter Securitization Corp.
3.51%, 09/21/05	519,160	518,148
Leafs LLC
3.61%, 01/20/06 - 02/21/06[3]	961,544	961,544
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	1,262,417	1,260,532
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	2,243,800	2,240,867
New Center Asset Trust
3.60%, 09/01/05	3,205,429	3,205,429
Park Avenue Receivables Corp.
3.50%, 09/19/05	516,569	515,665
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	1,240,071	1,238,173

Security	Shares or Principal	Value
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	$915,837	$899,026
Scaldis Capital LLC
3.52%, 09/07/05	1,831,674	1,830,599
Sedna Finance Inc.
3.92%, 02/21/06	228,959	224,646
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	2,692,560	2,691,850
Sydney Capital Corp.
3.49%, 09/01/05	565,804	565,804
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	1,923,257	1,919,664
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	1,962,327	1,961,657
Thunder Bay Funding Inc.
3.50%, 09/01/05	153,082	153,082
Tulip Funding Corp.
3.49%, 09/01/05	3,379,172	3,379,172
Windmill Funding Corp.
3.52%, 09/09/05	421,285	420,955
World Savings Bank
3.51%, 09/09/05	320,543	320,542
Yorktown Capital LLC
3.53%, 09/19/05	1,327,963	1,325,620

		48,531,481

MEDIUM-TERM NOTES[2] – 0.11%
Dorada Finance Inc.
3.93%, 07/07/06[3]	283,909	283,885
K2 USA LLC
3.94%, 07/07/06[3]	549,502	549,479

		833,364

MONEY MARKET FUNDS[2] – 0.57%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[4,5]	3,663,347	3,663,347

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2005

Security	Shares or Principal	Value
BlackRock Temp Cash Money Market Fund 3.41%[5]	97,040	$97,040
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[5]	321,052	321,052

		4,081,439

REPURCHASE AGREEMENTS – 7.04%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $21,982,283 and an effective yield of 3.60%.[2,6]	$21,980,085	21,980,085
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $16,944,676 and an effective yield of 3.60%.[2,6]	16,942,982	16,942,982
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $9,716,535 and an effective yield of 3.26%.	9,715,655	9,715,655
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $1,996,724 and an effective yield of 3.60%.[2,6]	1,996,524	1,996,524

		50,635,246

TIME DEPOSITS[2] – 1.19%
Abbey National Treasury Services PLC
3.50%, 09/01/05	1,831,674	1,831,674
Chase Bank USA N.A.
3.58%, 09/01/05	5,037,103	5,037,103
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	1,209,063	1,209,063

Security	Principal	Value
Natexis Banques Populaires
3.51%, 09/20/05[7]	$457,918	$457,918

		8,535,758

VARIABLE & FLOATING RATE NOTES[2] – 11.81%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[3]	1,703,457	1,703,470
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	2,472,760	2,472,767
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	1,511,131	1,511,131
American Express Credit Corp.
3.65%, 10/26/05	1,831,674	1,831,811
ASIF Global Financing XXII
3.99%, 05/30/06[3]	915,837	916,978
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[3]	595,294	595,294
Bank of America N.A.
3.56%, 08/10/06	4,579,184	4,579,184
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[3]	4,707,401	4,707,338
BMW US Capital LLC
3.54%, 07/14/06[3]	915,837	915,837
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	3,113,845	3,113,716
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[3]	2,463,601	2,463,498
Commodore CDO Ltd.
3.47%, 12/12/05[3]	228,959	228,959
Credit Suisse First Boston
3.57%, 07/19/06	2,289,592	2,289,592
DEPFA Bank PLC
3.42%, 03/15/06	915,837	915,837

20	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2005

Security	Principal	Value
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[3]	$1,456,181	$1,456,257
Eli Lilly Services Inc.
3.53%, 09/01/06[3]	915,837	915,837
Fifth Third Bancorp
3.58%, 04/21/06[3]	1,831,674	1,831,674
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[3]	641,086	641,100
General Electric Capital Corp.
3.66%, 07/07/06	412,127	412,498
Hartford Life Global Funding Trust
3.56%, 08/15/06	915,837	915,837
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[3]	2,747,511	2,747,511
HSBC Bank USA N.A.
3.70%, 05/04/06	320,543	320,718
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[3]	3,571,764	3,571,793
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[3]	3,571,764	3,572,149
Lothian Mortgages PLC
3.63%, 01/24/06	915,837	915,837
Marshall & Ilsley Bank
3.71%, 02/20/06	915,837	916,356
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[3]	1,831,674	1,832,478
National City Bank (Ohio)
3.50%, 01/06/06	457,918	457,870
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[3]	3,388,596	3,388,925
Nordea Bank AB
3.55%, 08/11/06[3]	1,602,715	1,602,715
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[3]	2,930,678	2,930,730
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[3]	3,525,972	3,525,972
Principal Life Income Funding Trusts
3.74%, 05/10/06	686,878	686,903
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	3,056,606	3,055,908
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[3]	503,710	503,670
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[3]	5,229,428	5,229,454
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[3]	915,837	915,837
Strips III LLC
3.69%, 07/24/06[3,7]	269,027	269,027
SunTrust Bank
3.63%, 04/28/06	1,373,755	1,373,755
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[3]	2,225,484	2,225,348
Toyota Motor Credit Corp.
3.57%, 04/10/06	412,127	412,123
Unicredito Italiano SpA
3.34%, 06/14/06	1,190,588	1,190,257
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[3]	2,204,735	2,204,735
Wells Fargo & Co.
3.56%, 09/15/06[3]	457,918	457,964
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[3]	3,663,347	3,663,189
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[3]	1,932,416	1,932,367

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2005

Security	Principal	Value
Winston Funding Ltd.
3.71%, 10/23/05[3]	$653,908	$653,908

		84,976,114

TOTAL SHORT-TERM INVESTMENTS (Cost: $221,679,650)		221,679,650

TOTAL INVESTMENTS IN SECURITIES – 129.79% (Cost: $930,232,516)		933,595,512
Other Assets, Less Liabilities – (29.79)%		(214,260,935)

NET ASSETS – 100.00%		$719,334,577

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[7]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

22	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN TIPS BOND FUND

August 31, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.06%
U.S. Treasury Inflation Index Bonds
0.88%, 04/15/10	$188,708,106	$184,284,788
1.63%, 01/15/15	173,677,412	171,334,891
1.88%, 07/15/13[1]	187,041,284	191,219,786
1.88%, 07/15/15[1]	79,794,414	81,465,309
2.00%, 01/15/14	192,917,878	196,866,137
2.00%, 07/15/14	175,384,272	181,026,385
2.38%, 01/15/25	230,826,562	250,518,376
3.00%, 07/15/12[1]	203,434,188	222,744,161
3.38%, 01/15/07[1]	156,088,156	160,804,108
3.38%, 01/15/12	57,981,786	64,568,517
3.38%, 04/15/32	46,927,018	63,259,966
3.50%, 01/15/11	106,715,500	115,768,874
3.63%, 01/15/08[1]	161,400,990	171,173,820
3.63%, 04/15/28	154,818,522	205,967,466
3.88%, 01/15/09	145,744,996	158,474,364
3.88%, 04/15/29	180,014,074	247,614,410
4.25%, 01/15/10	104,243,849	116,997,042

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,739,531,427)		2,784,088,400

SHORT-TERM INVESTMENTS – 4.07%

CERTIFICATES OF DEPOSIT[2] – 0.45%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	720,732	720,732
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	312,317	312,293
Credit Suisse First Boston
3.53%, 05/09/06	480,488	480,488
Danske Bank
3.50%, 10/17/05	480,488	480,470
Dexia Credit Local
3.61%, 08/30/06	240,244	240,196
First Tennessee Bank
3.52%, 09/15/05	816,829	816,829
Fortis Bank NY
3.83% - 3.84%, 01/25/06	720,732	720,737
HBOS Treasury Services PLC
3.39%, 12/14/05	288,293	288,293
HSBC Bank USA N.A.
3.72%, 08/03/06	240,244	240,322
Royal Bank of Scotland
3.61%, 06/27/06	240,244	240,214
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	744,756	744,624
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	1,705,731	1,705,766
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	384,390	384,390
US Bank N.A.
3.54%, 09/19/05	1,201,219	1,201,219
Washington Mutual Bank
3.50% - 3.55%,
09/15/05 - 09/19/05	2,162,195	2,162,195
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	1,897,926	1,897,925

		12,636,693

COMMERCIAL PAPER[2] – 0.90%
Alpine Securitization Corp.
3.52%, 09/09/05	960,975	960,217
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	1,013,829	1,008,421
Aspen Funding Corp.
3.49%, 09/01/05	480,488	480,488
Barton Capital Corp.
3.51%, 09/07/05	544,897	544,578
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	792,805	791,828
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	244,563	242,181
Cantabric Finance LLC
3.73%, 10/31/05	184,733	183,585

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN TIPS BOND FUND

August 31, 2005

Security	Principal	Value
Charta LLC
3.54%, 09/20/05	$336,341	$335,713
Chesham Finance LLC
3.54%, 09/15/05	144,146	143,948
Dorada Finance Inc.
3.76%, 01/26/06	48,049	47,311
Edison Asset Securitization LLC
3.12%, 09/06/05	360,366	360,210
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	619,613	619,088
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	2,186,065	2,176,092
Gemini Securitization Corp.
3.49%, 09/06/05	770,846	770,473
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	1,561,585	1,558,566
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	360,366	359,762
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	744,756	736,781
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	552,561	552,561
HSBC PLC
3.88%, 02/03/06	144,146	141,738
Jupiter Securitization Corp.
3.51%, 09/21/05	272,374	271,843
Leafs LLC
3.61%, 01/20/06 - 02/21/06[3]	504,468	504,468
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	662,319	661,330
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	1,177,195	1,175,656
New Center Asset Trust
3.60%, 09/01/05	1,681,707	1,681,707
Park Avenue Receivables Corp.
3.50%, 09/19/05	271,014	270,540
Park Granada LLC
3.48% - 3.51%,
09/15/05 - 09/20/05	650,595	649,599
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	480,488	471,668
Scaldis Capital LLC
3.52%, 09/07/05	960,975	960,412
Sedna Finance Inc.
3.92%, 02/21/06	120,122	117,859
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	1,412,634	1,412,262
Sydney Capital Corp.
3.49%, 09/01/05	296,845	296,845
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	1,009,024	1,007,139
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	1,029,522	1,029,170
Thunder Bay Funding Inc.
3.50%, 09/01/05	80,314	80,314
Tulip Funding Corp.
3.49%, 09/01/05	1,772,860	1,772,860
Windmill Funding Corp.
3.52%, 09/09/05	221,024	220,851
World Savings Bank
3.51%, 09/09/05	168,171	168,170
Yorktown Capital LLC
3.53%, 09/19/05	696,707	695,478

		25,461,712

MEDIUM-TERM NOTES[2] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06[3]	148,951	148,939
K2 USA LLC
3.94%, 07/07/06[3]	288,293	288,280

		437,219

24	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN TIPS BOND FUND

August 31, 2005

Security	Shares or Principal	Value
MONEY MARKET FUNDS[2] – 0.08%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[4,5]	1,921,951	$1,921,951
BlackRock Temp Cash Money Market Fund 3.41%[5]	50,911	50,911
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[5]	168,438	168,438

		2,141,300

REPURCHASE AGREEMENTS – 0.88%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $11,532,858 and an effective yield of 3.60%.[2,6]	$11,531,705	11,531,705
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $8,889,912 and an effective yield of 3.60%.[2,6]	8,889,023	8,889,023
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $3,354,278 and an effective yield of 3.26%.	3,353,974	3,353,974
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $1,047,568 and an effective yield 3.60%.[2,6]	1,047,463	1,047,463

		24,822,165

Security	Principal	Value
TIME DEPOSITS[2] – 0.16%
Abbey National Treasury Services PLC
3.50%, 09/01/05	$960,975	$960,975
Chase Bank USA N.A.
3.58%, 09/01/05	2,642,682	2,642,682
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	634,327	634,327
Natexis Banques Populaires
3.51%, 09/20/05[7]	240,244	240,244

		4,478,228

VARIABLE & FLOATING RATE NOTES[2] – 1.59%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[3]	893,707	893,712
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	1,297,317	1,297,322
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	792,805	792,805
American Express Credit Corp.
3.65%, 10/26/05	960,975	961,048
ASIF Global Financing XXII
3.99%, 05/30/06[3]	480,488	481,087
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[3]	312,317	312,317
Bank of America N.A.
3.56%, 08/10/06	2,402,439	2,402,439
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[3]	2,469,707	2,469,674
BMW US Capital LLC
3.54%, 07/14/06[3]	480,488	480,488
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	1,633,658	1,633,590

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN TIPS BOND FUND

August 31, 2005

Security	Principal	Value
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[3]	$1,292,512	$1,292,458
Commodore CDO Ltd.
3.47%, 12/12/05[3]	120,122	120,122
Credit Suisse First Boston
3.57%, 07/19/06	1,201,219	1,201,219
DEPFA Bank PLC
3.42%, 03/15/06	480,488	480,488
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[3]	763,975	764,015
Eli Lilly Services Inc.
3.53%, 09/01/06[3]	480,488	480,488
Fifth Third Bancorp
3.58%, 04/21/06[3]	960,975	960,975
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[3]	336,341	336,349
General Electric Capital Corp.
3.66%, 07/07/06	216,219	216,415
Hartford Life Global Funding Trust
3.56%, 08/15/06	480,488	480,488
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[3]	1,441,463	1,441,464
HSBC Bank USA N.A.
3.70%, 05/04/06	168,171	168,262
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[3]	1,873,902	1,873,918
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[3]	1,873,902	1,874,104
Lothian Mortgages PLC
3.63%, 01/24/06	480,488	480,488
Marshall & Ilsley Bank
3.71%, 02/20/06	480,488	480,760
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[3]	960,975	961,398
National City Bank (Ohio)
3.50%, 01/06/06	240,244	240,219
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[3]	1,777,805	1,777,978
Nordea Bank AB
3.55%, 08/11/06[3]	840,854	840,854
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[3]	1,537,561	1,537,587
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[3]	1,849,878	1,849,878
Principal Life Income Funding Trusts
3.74%, 05/10/06	360,366	360,379
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	1,603,628	1,603,262
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[3]	264,268	264,247
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[3]	2,743,585	2,743,599
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[3]	480,488	480,488
Strips III LLC
3.69%, 07/24/06[3,7]	141,143	141,143
SunTrust Bank
3.63%, 04/28/06	720,732	720,732
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[3]	1,167,585	1,167,514
Toyota Motor Credit Corp.
3.57%, 04/10/06	216,219	216,218
Unicredito Italiano SpA
3.34%, 06/14/06	624,634	624,460
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[3]	1,156,700	1,156,699
Wells Fargo & Co.
3.56%, 09/15/06[3]	240,244	240,268

26	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN TIPS BOND FUND

August 31, 2005

Security	Principal	Value
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[3]	$1,921,951	$1,921,867
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[3]	1,013,829	1,013,804
Winston Funding Ltd.
3.71%, 10/23/05[3]	343,068	343,068

		44,582,157

TOTAL SHORT-TERM INVESTMENTS (Cost: $114,559,474)		114,559,474

TOTAL INVESTMENTS IN SECURITIES – 103.13% (Cost: $2,854,090,901)		2,898,647,874
Other Assets, Less Liabilities – (3.13)%		(88,073,008)

NET ASSETS – 100.00%		$2,810,574,866

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[7]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2005

Security	Principal	Value
CORPORATE BONDS & NOTES – 26.11%

AEROSPACE & DEFENSE – 0.49%
United Technologies Corp.
4.38%, 05/01/10	$11,450,000	$11,488,994

		11,488,994

AUTO MANUFACTURERS – 0.75%
DaimlerChrysler N.A. Holding Corp.
3.88%, 07/22/08	5,725,000	5,664,882
4.05%, 06/04/08	5,725,000	5,624,813
7.30%, 01/15/12	5,725,000	6,364,443

		17,654,138

BANKS – 3.96%
Bank of America Corp.
4.50%, 08/01/10	11,450,000	11,488,942
4.88%, 01/15/13	5,725,000	5,827,357
Bank One Corp.
2.63%, 06/30/08	11,450,000	10,948,447
Credit Suisse First Boston
7.13%, 07/15/32[1]	5,725,000	7,155,415
International Bank for
Reconstruction & Development
4.13%, 08/12/09[1]	11,450,000	11,554,709
KFW
4.25%, 06/15/10	11,450,000	11,478,831
Wachovia Corp.
3.50%, 08/15/08	11,450,000	11,218,777
5.25%, 08/01/14	5,725,000	5,924,308
Washington Mutual Inc.
4.00%, 01/15/09	5,725,000	5,651,528
Wells Fargo & Co.
5.00%, 11/15/14	5,725,000	5,866,553
5.13%, 02/15/07	5,725,000	5,805,203

		92,920,070

BIOTECHNOLOGY – 0.24%
Amgen Inc.
4.00%, 11/18/09	5,725,000	5,641,286

		5,641,286

COMMERCIAL SERVICES – 0.28%
Cendant Corp.
7.38%, 01/15/13	5,725,000	6,510,661

		6,510,661

COMPUTERS – 0.49%
Hewlett-Packard Co.
5.50%, 07/01/07	5,725,000	5,851,246
International Business Machines Corp.
4.25%, 09/15/09	5,725,000	5,711,789

		11,563,035

DIVERSIFIED FINANCIAL SERVICES – 11.98%
American Express Co.
4.88%, 07/15/13	11,450,000	11,704,281
American General Finance Corp.
5.38%, 10/01/12	11,450,000	11,760,939
Bear Stearns Companies Inc. (The)
2.88%, 07/02/08	11,450,000	11,008,393
Boeing Capital Corp.
5.80%, 01/15/13	5,725,000	6,170,254
CIT Group Inc.
7.38%, 04/02/07	11,450,000	11,997,663
Citigroup Inc.
3.50%, 02/01/08	11,450,000	11,263,837
6.00%, 02/21/12	11,450,000	12,381,191
Countrywide Home Loans Inc.
3.25%, 05/21/08	5,725,000	5,549,925
Devon Financing Corp. ULC
6.88%, 09/30/11	5,725,000	6,413,383
Diageo Capital PLC
3.50%, 11/19/07	5,725,000	5,636,771
Ford Motor Credit Co.
7.00%, 10/01/13	5,725,000	5,488,558
7.38%, 10/28/09	5,725,000	5,696,375
General Electric Capital Corp.
3.50%, 05/01/08	5,725,000	5,621,326
5.88%, 02/15/12	11,450,000	12,286,457
6.75%, 03/15/32	5,725,000	6,995,141
Goldman Sachs Group Inc.
3.88%, 01/15/09	11,450,000	11,265,715
5.00%, 10/01/14	5,725,000	5,768,167
Household Finance Corp.
4.63%, 01/15/08	5,725,000	5,767,099
6.38%, 11/27/12	11,450,000	12,580,715

28	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2005

Security	Principal	Value
International Lease Finance Corp.
5.63%, 06/01/07	$11,450,000	$11,692,210
John Deere Capital Corp.
7.00%, 03/15/12	5,725,000	6,515,492
JP Morgan Chase & Co.
5.75%, 01/02/13	5,725,000	6,070,055
Lehman Brothers Inc.
4.00%, 01/22/08	17,175,000	17,072,490
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	11,450,000	11,276,080
5.00%, 01/15/15	5,725,000	5,803,556
Morgan Stanley
5.30%, 03/01/13	5,725,000	5,890,593
5.80%, 04/01/07	11,450,000	11,728,759
National Rural Utilities
7.25%, 03/01/12	11,450,000	13,217,609
SLM Corp.
5.38%, 05/15/14	5,725,000	5,983,253
Sprint Capital Corp.
8.38%, 03/15/12	5,725,000	6,856,320
Unilever Capital Corp.
5.90%, 11/15/32	5,725,000	6,404,180
Verizon Global Funding Corp.
7.75%, 12/01/30	5,725,000	7,359,438

		281,226,225

ELECTRIC – 1.07%
Duke Capital LLC
6.25%, 02/15/13	5,725,000	6,196,899
Pacific Gas & Electric Co.
6.05%, 03/01/34	5,725,000	6,255,060
Progress Energy Inc.
7.10%, 03/01/11	11,450,000	12,642,643

		25,094,602

FOOD – 0.24%
Kraft Foods Inc.
4.00%, 10/01/08	5,725,000	5,658,890

		5,658,890

FOREST PRODUCTS & PAPER – 0.29%
Weyerhaeuser Co.
7.38%, 03/15/32	5,725,000	6,755,631

		6,755,631

HEALTH CARE – SERVICES – 0.25%
UnitedHealth Group Inc.
4.88%, 03/15/15	5,725,000	5,807,518

		5,807,518

INSURANCE – 0.51%
Allstate Corp. (The)
5.55%, 05/09/35	5,725,000	5,860,109
Genworth Financial Inc.
5.75%, 06/15/14	5,725,000	6,125,368

		11,985,477

MANUFACTURING – 0.27%
Tyco International Group SA
6.38%, 10/15/11	5,725,000	6,247,974

		6,247,974

MEDIA – 0.80%
AOL Time Warner Inc.
6.15%, 05/01/07	5,725,000	5,885,568
7.70%, 05/01/32	5,725,000	7,065,187
News America Inc.
6.20%, 12/15/34	5,725,000	5,963,122

		18,913,877

MINING – 0.26%
Alcoa Inc.
6.00%, 01/15/12	5,725,000	6,190,692

		6,190,692

MULTI-NATIONAL – 0.50%
European Investment Bank
4.63%, 05/15/14	11,450,000	11,779,558

		11,779,558

OIL & GAS – 0.58%
ConocoPhillips
5.90%, 10/15/32	5,725,000	6,458,193
Valero Energy Corp.
7.50%, 04/15/32	5,725,000	7,146,629

		13,604,822

PHARMACEUTICALS – 0.52%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	5,725,000	6,103,287
Wyeth
5.50%, 02/01/14	5,725,000	6,013,472

		12,116,759

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES ® LEHMAN AGGREGATE BOND FUND

August 31, 2005

Security	Principal	Value
REAL ESTATE – 0.24%
EOP Operating LP
4.75%, 03/15/14	$5,725,000	$5,620,313

		5,620,313

RETAIL – 0.51%
Target Corp.
5.88%, 03/01/12	5,725,000	6,142,534
Wal-Mart Stores Inc.
4.55%, 05/01/13	5,725,000	5,744,689

		11,887,223

TELECOMMUNICATIONS – 1.32%
AT&T Wireless Services Inc.
7.88%, 03/01/11	11,450,000	13,213,305
BellSouth Corp.
6.00%, 11/15/34	5,725,000	6,086,871
SBC Communications Inc.
5.88%, 02/01/12	5,725,000	6,101,621
Telecom Italia SpA
4.00%, 01/15/10[2]	5,725,000	5,578,509

		30,980,306

TELEPHONE – 0.29%
AT&T Broadband Corp.
8.38%, 03/15/13	5,725,000	6,927,827

		6,927,827

UTILITIES – 0.27%
TXU Energy Co.
7.00%, 03/15/13	5,725,000	6,392,686

		6,392,686

TOTAL CORPORATE BONDS & NOTES (Cost: $608,301,466)		612,968,564

FOREIGN GOVERNMENT BONDS & NOTES[9] – 2.33%
Italy (Republic of)
2.75%, 12/15/06	17,175,000	16,909,027
Ontario (Province of)
5.13%, 07/17/12	5,725,000	6,030,388
Quebec (Province of)
7.50%, 09/15/29	5,725,000	7,885,592
United Mexican States
4.63%, 10/08/08[1]	11,450,000	11,490,075
6.38%, 01/16/13	11,450,000	12,337,375

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $54,055,507)		54,652,457

MUNICIPAL DEBT OBLIGATIONS – 0.25%
ILLINOIS – 0.25%
Illinois State, General Obligations
5.10%, 06/01/33	5,725,000	5,901,960

		5,901,960

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $5,539,378)		5,901,960

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 70.33%

MORTGAGE-BACKED SECURITIES – 34.12%
Federal Home Loan Mortgage Corp.
4.00%, 09/01/20[3]	8,015,000	7,802,106
4.50%, 09/01/20[3]	39,846,000	39,522,251
5.00%, 09/01/20[3]	36,411,000	36,672,722
5.00%, 09/01/35[3]	58,853,000	58,429,965
5.50%, 09/01/20[3]	15,343,000	15,669,039
5.50%, 09/01/35[3]	59,540,000	60,172,612
6.00%, 09/01/20[3]	11,679,000	12,040,325
6.00%, 09/01/35[3]	29,541,000	30,224,136
6.50%, 09/01/35[3]	27,251,000	28,145,160
7.00%, 09/01/34[3]	9,618,000	10,056,821
Federal National Mortgage Association
4.00%, 09/01/20[3]	8,015,000	7,804,606
4.50%, 09/01/20[3]	36,640,000	36,330,832
5.00%, 09/01/20[3]	42,365,000	42,656,259
5.00%, 09/01/35[3]	95,035,000	94,381,634
5.50%, 09/01/20[3]	19,694,000	20,112,497
5.50%, 09/01/35[3]	105,569,000	106,624,690
6.00%, 09/01/20[3]	8,015,000	8,270,478
6.00%, 09/01/35[3]	50,380,000	51,545,038
6.50%, 09/01/20[3]	4,580,000	4,744,596
6.50%, 09/01/35[3]	25,877,000	26,734,176
7.00%, 09/01/34[3]	12,824,000	13,441,155

30	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2005

Security	Principal	Value
Government National Mortgage Association
5.00%, 09/01/34[3]	$19,465,000	$19,525,828
5.50%, 09/01/34[3]	30,915,000	31,504,302
6.00%, 09/01/34[3]	21,297,000	21,949,221
6.50%, 09/01/34[3]	16,030,000	16,716,276

		801,076,725

U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.12%
Federal Home Loan Mortgage Corp.
2.75%, 03/15/08[1]	57,708,000	56,024,738
4.50%, 01/15/13[1]	46,945,000	47,746,126
6.25%, 07/15/32[1]	10,305,000	12,871,469
Federal National Mortgage Association
2.63%, 11/15/06[1]	98,470,000	96,915,031
5.00%, 04/15/15[1]	10,076,000	10,603,743
7.25%, 01/15/10	32,976,000	37,040,562

		261,201,669

U.S. GOVERNMENT OBLIGATIONS – 25.09%
U.S. Treasury Bonds
6.25%, 05/15/30[1]	10,076,000	13,054,164
7.63%, 02/15/25[1]	47,632,000	68,202,830
8.13%, 08/15/19	48,777,000	68,630,213
U.S. Treasury Notes
3.00%, 11/15/07[1]	82,669,000	81,227,250
3.50%, 02/15/10[1]	34,808,000	34,303,633
3.88%, 07/31/07[1]	120,454,000	120,534,695
4.75%, 05/15/14[1]	74,883,000	78,892,233
6.00%, 08/15/09[1]	115,187,000	124,146,245

		588,991,263

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $1,634,959,787)		1,651,269,657

SHORT-TERM INVESTMENTS – 58.26%

CERTIFICATES OF DEPOSIT[4] – 2.79%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	3,740,799	3,740,799
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	1,621,013	1,620,890
Credit Suisse First Boston
3.53%, 05/09/06	2,493,866	2,493,866
Danske Bank
3.50%, 10/17/05	2,493,866	2,493,772
Dexia Credit Local
3.61%, 08/30/06	1,246,933	1,246,685
First Tennessee Bank
3.52%, 09/15/05	4,239,573	4,239,573
Fortis Bank NY
3.83% - 3.84%, 01/25/06	3,740,799	3,740,824
HBOS Treasury Services PLC
3.39%, 12/14/05	1,496,320	1,496,320
HSBC Bank USA N.A.
3.72%, 08/03/06	1,246,933	1,247,341
Royal Bank of Scotland
3.61%, 06/27/06	1,246,933	1,246,781
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	3,865,493	3,864,808
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	8,853,225	8,853,402
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,995,093	1,995,089
US Bank N.A.
3.54%, 09/19/05	6,234,665	6,234,665
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	11,222,398	11,222,397
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	9,850,771	9,850,766

		65,587,978

COMMERCIAL PAPER[4] – 5.63%
Alpine Securitization Corp.
3.52%, 09/09/05	4,987,732	4,983,840
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	5,262,058	5,233,991
Aspen Funding Corp.
3.49%, 09/01/05	2,493,866	2,493,866

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2005

Security	Principal	Value
Barton Capital Corp.
3.51%, 09/07/05	$2,828,169	$2,826,514
Blue Ridge Asset Funding Corp.
3.48% - 3.49%,
09/09/05 - 09/21/05	4,114,879	4,109,811
Bryant Park Funding LLC
3.51% - 3.92%,
09/06/05 - 02/22/06	1,269,353	1,256,988
Cantabric Finance LLC
3.73%, 10/31/05	958,817	952,856
Charta LLC
3.54%, 09/20/05	1,745,706	1,742,445
Chesham Finance LLC
3.54%, 09/15/05	748,160	747,130
Dorada Finance Inc.
3.76%, 01/26/06	249,387	245,558
Edison Asset Securitization LLC
3.12%, 09/06/05	1,870,400	1,869,589
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	3,215,965	3,213,241
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	11,346,293	11,294,526
Gemini Securitization Corp.
3.49%, 09/06/05	4,000,910	3,998,970
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	8,105,065	8,089,393
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	1,870,400	1,867,271
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	3,865,493	3,824,104
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	2,867,946	2,867,946
HSBC PLC
3.88%, 02/03/06	748,160	735,661
Jupiter Securitization Corp.
3.51%, 09/21/05	1,413,698	1,410,941
Leafs LLC
3.61%, 01/20/06 - 02/21/06[2]	2,618,329	2,618,329
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	3,437,620	3,432,487
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	6,109,972	6,101,985
New Center Asset Trust
3.60%, 09/01/05	8,728,532	8,728,532
Park Avenue Receivables Corp.
3.50%, 09/19/05	1,406,640	1,404,179
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	3,376,770	3,371,603
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,493,866	2,448,091
Scaldis Capital LLC
3.52%, 09/07/05	4,987,732	4,984,806
Sedna Finance Inc.
3.92%, 02/21/06	623,467	611,722
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	7,331,967	7,330,034
Sydney Capital Corp.
3.49%, 09/01/05	1,540,711	1,540,711
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	5,237,119	5,227,334
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	5,343,507	5,341,684
Thunder Bay Funding Inc.
3.50%, 09/01/05	416,850	416,850
Tulip Funding Corp.
3.49%, 09/01/05	9,201,643	9,201,643
Windmill Funding Corp.
3.52%, 09/09/05	1,147,178	1,146,281

32	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2005

Security	Shares or Principal	Value
World Savings Bank
3.51%, 09/09/05	$872,853	$872,851
Yorktown Capital LLC
3.53%, 09/19/05	3,616,106	3,609,724

		132,153,487

MEDIUM-TERM NOTES[4] – 0.10%
Dorada Finance Inc.
3.93%, 07/07/06[2]	773,099	773,033
K2 USA LLC
3.94%, 07/07/06[2]	1,496,320	1,496,256

		2,269,289

MONEY MARKET FUNDS – 31.79%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[4,5,6]	9,975,465	9,975,465
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 3.53%[5,6]	735,345,012	735,345,012
BlackRock Temp Cash Money Market Fund 3.41%[4,6]	264,243	264,243
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[4,6]	874,240	874,240

		746,458,960

REPURCHASE AGREEMENTS – 7.10%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturty value of $59,858,774 and an effective yield of 3.60%.[4,7]	$59,852,789	59,852,789
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $48,141,138 and an effective yield of 3.60% [4,7]	46,136,525	46,136,525

Security	Principal	Value
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $55,261,125 and an effective yield of 3.26%.	$55,256,121	$55,256,121
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $5,437,172 and an effective yield of 3.60%[4,7]	5,436,628	5,436,628

		166,682,063

TIME DEPOSITS[4] – 0.99%
Abbey National Treasury Services PLC
3.50%, 09/01/05	4,987,732	4,987,732
Chase Bank USA N.A.
3.58%, 09/01/05	13,716,264	13,716,264
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	3,292,335	3,292,335
Natexis Banques Populaires
3.51%, 09/20/05[8]	1,246,933	1,246,933

		23,243,264

VARIABLE & FLOATING RATE NOTES[4] – 9.86%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[2]	4,638,591	4,638,617
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	6,733,439	6,733,460
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	4,114,879	4,114,879
American Express Credit Corp.
3.65%, 10/26/05	4,987,732	4,988,107
ASIF Global Financing XXII
3.99%, 05/30/06[2]	2,493,866	2,496,975
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[2]	1,621,013	1,621,013

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2005

Security	Principal	Value
Bank of America N.A.
3.56%, 08/10/06	$12,469,331	$12,469,331
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[2]	12,818,472	12,818,299
BMW US Capital LLC
3.54%, 07/14/06[2]	2,493,866	2,493,866
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	8,479,145	8,478,791
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[2]	6,708,500	6,708,220
Commodore CDO Ltd.
3.47%, 12/12/05[2]	623,467	623,467
Credit Suisse First Boston
3.57%, 07/19/06	6,234,665	6,234,665
DEPFA Bank PLC
3.42%, 03/15/06	2,493,866	2,493,866
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[2]	3,965,247	3,965,453
Eli Lilly Services Inc.
3.53%, 09/01/06[2]	2,493,866	2,493,866
Fifth Third Bancorp
3.58%, 04/21/06[2]	4,987,732	4,987,732
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[2]	1,745,706	1,745,745
General Electric Capital Corp.
3.66%, 07/07/06	1,122,240	1,123,252
Hartford Life Global Funding Trust
3.56%, 08/15/06	2,493,866	2,493,866
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[2]	7,481,599	7,481,598
HSBC Bank USA N.A.
3.70%, 05/04/06	872,853	873,329
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[2]	9,726,078	9,726,159
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[2]	9,726,078	9,727,126
Lothian Mortgages PLC
3.63%, 01/24/06	2,493,866	2,493,866
Marshall & Ilsley Bank
3.71%, 02/20/06	2,493,866	2,495,279
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[2]	4,987,732	4,989,924
National City Bank (Ohio)
3.50%, 01/06/06	1,246,933	1,246,802
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[2]	9,227,305	9,228,200
Nordea Bank AB
3.55%, 08/11/06[2]	4,364,266	4,364,266
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[2]	7,980,372	7,980,512
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[2]	9,601,385	9,601,385
Principal Life Income Funding Trusts
3.74%, 05/10/06	1,870,400	1,870,469
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	8,323,278	8,321,378
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[2]	1,371,626	1,371,515
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[2]	14,239,976	14,240,044
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[2]	2,493,866	2,493,866
Strips III LLC
3.69%, 07/24/06[2,8]	732,573	732,573
SunTrust Bank
3.63%, 04/28/06	3,740,799	3,740,799

34	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2005

Security	Principal	Value
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[2]	$6,060,095	$6,059,723
Toyota Motor Credit Corp.
3.57%, 04/10/06	1,122,240	1,122,230
Unicredito Italiano SpA
3.34%, 06/14/06	3,242,026	3,241,125
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[2]	6,003,596	6,003,596
Wells Fargo & Co.
3.56%, 09/15/06[2]	1,246,933	1,247,057
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[2]	9,975,465	9,975,032
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[2]	5,262,058	5,261,923
Winston Funding Ltd.
3.71%, 10/23/05[2]	1,780,620	1,780,620

		231,393,866

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,367,788,907)		1,367,788,907

TOTAL INVESTMENTS IN SECURITIES – 157.28% (Cost: $3,670,645,045)		3,692,581,545

Other Assets, Less Liabilities – (57.28)%		(1,344,795,040)

NET ASSETS – 100.00%		$2,347,786,505

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	To-be-announced (TBA). See Note 1.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
[9]	Investments are denominated in U.S. dollars.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

August 31, 2005

Security	Principal	Value
CORPORATE BONDS & NOTES – 98.23%

AEROSPACE & DEFENSE – 2.94%
United Technologies Corp.
4.38%, 05/01/10	$23,940,000	$24,018,068
4.88%, 05/01/15	23,940,000	24,498,760
5.40%, 05/01/35	25,080,000	26,205,916

		74,722,744

AUTO MANUFACTURERS – 1.95%
DaimlerChrysler N.A. Holding Corp.
4.88%, 06/15/10	23,940,000	23,831,600
6.50%, 11/15/13[1]	23,940,000	25,806,219

		49,637,819

BANKS – 13.45%
American Express Centurion Bank
4.38%, 07/30/09	23,940,000	23,972,534
Bank of America Corp.
4.50%, 08/01/10	25,080,000	25,176,533
4.75%, 08/01/15	23,940,000	23,999,730
BB&T Corp.
5.20%, 12/23/15	23,940,000	24,862,097
Credit Suisse First Boston
4.88%, 01/15/15	23,940,000	23,978,807
HSBC Bank USA Inc.
3.88%, 09/15/09	23,940,000	23,553,752
5.88%, 11/01/34	23,940,000	25,730,927
US Bancorp
4.50%, 07/29/10	23,940,000	24,063,698
US Bank N.A.
4.95%, 10/30/14	23,940,000	24,518,319
Wachovia Corp.
3.63%, 02/17/09	23,940,000	23,486,481
5.25%, 08/01/14	23,940,000	24,909,977
Washington Mutual Inc.
5.13%, 01/15/15	23,940,000	24,298,669
Wells Fargo & Co.
4.20%, 01/15/10	23,940,000	23,778,309
Wells Fargo Bank N.A.
4.75%, 02/09/15	25,080,000	25,264,087

		341,593,920

BIOTECHNOLOGY – 0.98%
Amgen Inc.
4.00%, 11/18/09	25,080,000	24,824,962

		24,824,962

CHEMICALS – 1.91%
E.I. Du Pont de Nemours and Co.
4.13%, 04/30/10[1]	23,940,000	23,868,084
4.88%, 04/30/14[1]	23,940,000	24,632,488

		48,500,572

COMPUTERS – 1.91%
International Business Machines Corp.
4.25%, 09/15/09	23,940,000	23,996,235
4.75%, 11/29/12	23,940,000	24,478,746

		48,474,981

COSMETICS & PERSONAL CARE – 2.95%
Procter & Gamble Co.
3.50%, 12/15/08	23,940,000	23,464,791
4.95%, 08/15/14	23,940,000	24,774,357
5.80%, 08/15/34	23,940,000	26,717,519

		74,956,667

DIVERSIFIED FINANCIAL SERVICES – 30.88%
American Express Co.
4.88%, 07/15/13	23,940,000	24,611,302
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	23,940,000	23,999,204
5.70%, 11/15/14	23,940,000	25,620,803
Capital One Bank
5.75%, 09/15/10	23,940,000	25,210,927
Capital One Financial Corp.
5.50%, 06/01/15	23,940,000	24,893,746
Caterpillar Financial Services Corp.
4.50%, 06/15/09	23,940,000	24,115,672
CIT Group Inc.
4.25%, 02/01/10	25,080,000	24,894,659
5.00%, 02/01/15	23,940,000	24,212,054
Citigroup Inc.
4.13%, 02/22/10	23,940,000	23,684,441
5.00%, 09/15/14	25,080,000	25,549,447
5.85%, 12/11/34	23,940,000	26,267,447

36	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

August 31, 2005

Security	Principal	Value
Countrywide Home Loans Inc.
4.00%, 03/22/11	$25,080,000	$24,274,782
Credit Suisse First Boston
4.88%, 08/15/10	23,940,000	24,332,544
General Electric Capital Corp.
4.13%, 09/01/09	25,080,000	24,933,608
5.00%, 02/01/13	23,940,000	24,583,196
6.75%, 03/15/32	23,940,000	29,450,006
HSBC Finance Corp.
5.00%, 06/30/15	23,940,000	24,192,806
International Lease Finance Corp.
5.00%, 04/15/10	23,940,000	24,296,945
John Deere Capital Corp.
5.10%, 01/15/13	23,940,000	24,811,081
JP Morgan Chase & Co.
4.50%, 01/15/12	23,940,000	23,867,941
5.13%, 09/15/14	23,940,000	24,455,835
Lehman Brothers Holdings Inc.
4.25%, 01/27/10	23,940,000	23,782,259
Merrill Lynch & Co. Inc.
4.25%, 02/08/10	23,940,000	23,729,376
5.00%, 01/15/15	23,940,000	24,354,928
Morgan Stanley
4.00%, 01/15/10	25,080,000	24,591,743
4.75%, 04/01/14	23,940,000	23,678,025
National Rural Utilities
5.75%, 08/28/09	23,940,000	25,185,359
SLM Corp.
4.50%, 07/26/10	23,940,000	23,953,502
Sprint Capital Corp.
8.38%, 03/15/12	23,940,000	28,630,157
8.75%, 03/15/32	23,940,000	33,468,000
Verizon Global Funding Corp.
7.75%, 12/01/30[1]	23,940,000	30,695,820

		784,327,615

FOOD – 0.93%
Kraft Foods Inc.
4.13%, 11/12/09	23,940,000	23,666,557

		23,666,557

FOREST PRODUCTS & PAPER – 4.06%
International Paper Co.
4.00%, 04/01/10	23,940,000	23,280,692
5.85%, 10/30/12	23,940,000	25,366,585
Weyerhaeuser Co.
6.75%, 03/15/12	23,940,000	26,370,149
7.38%, 03/15/32	23,940,000	28,250,086

		103,267,512

HOUSEHOLD PRODUCTS & WARES – 0.94%
Clorox Co. (The)
4.20%, 01/15/10	23,940,000	23,839,332

		23,839,332

INSURANCE – 2.84%
American International Group Inc.
4.25%, 05/15/13[1]	25,080,000	24,447,984
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	23,940,000	23,759,301
Berkshire Hathaway Inc.
4.63%, 10/15/13	23,940,000	24,063,674

		72,270,959

LODGING – 0.97%
Harrah’s Operating Co. Inc.
5.50%, 07/01/10	23,940,000	24,537,183

		24,537,183

MEDIA – 7.96%
AOL Time Warner Inc.
6.88%, 05/01/12[1]	23,940,000	26,598,392
7.70%, 05/01/32	23,940,000	29,468,656
Comcast Corp.
4.95%, 06/15/16	25,080,000	24,702,671
5.65%, 06/15/35	23,940,000	23,400,871
5.85%, 01/15/10	23,940,000	25,091,275
COX Communications Inc.
4.63%, 01/15/10	23,940,000	23,714,796
5.45%, 12/15/14	23,940,000	24,272,886
News America Inc.
6.20%, 12/15/34	23,940,000	24,833,513

		202,083,060

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

August 31, 2005

Security	Principal	Value
OIL & GAS – 0.96%
ConocoPhillips
4.75%, 10/15/12	$23,940,000	$24,471,444

		24,471,444

OIL & GAS SERVICES – 0.99%
Halliburton Co.
5.50%, 10/15/10[1]	23,940,000	25,070,447

		25,070,447

PHARMACEUTICALS – 3.96%
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	25,080,000	24,817,688
Merck & Co. Inc.
4.75%, 03/01/15	23,940,000	23,787,981
Wyeth
5.50%, 02/01/14	23,940,000	25,217,654
6.50%, 02/01/34	22,800,000	26,702,243

		100,525,566

PIPELINES – 1.99%
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	23,940,000	24,134,752
5.80%, 03/15/35	26,220,000	26,538,966

		50,673,718
REAL ESTATE – 1.86%
EOP Operating LP
4.65%, 10/01/10	23,940,000	23,741,442
4.75%, 03/15/14	23,940,000	23,631,605

		47,373,047

RETAIL – 3.78%
Home Depot Inc.
3.75%, 09/15/09	23,940,000	23,496,248
Target Corp.
5.38%, 06/15/09[1]	23,940,000	24,872,224
Wal-Mart Stores Inc.
4.13%, 02/15/11	23,940,000	23,825,998
4.50%, 07/01/15	23,940,000	23,726,982

		95,921,452

TELECOMMUNICATIONS – 8.97%
BellSouth Corp.
4.20%, 09/15/09	25,080,000	24,914,146
5.20%, 09/15/14[1]	23,940,000	24,709,767
6.55%, 06/15/34	23,940,000	27,023,711
Cingular Wireless
6.50%, 12/15/11	23,940,000	26,380,300
SBC Communications Inc.
4.13%, 09/15/09	23,940,000	23,650,948
5.10%, 09/15/14	25,080,000	25,556,595
6.45%, 06/15/34	23,940,000	26,611,441
Verizon New Jersey Inc.
5.88%, 01/17/12	23,940,000	25,285,069
Verizon Virginia Inc.
4.63%, 03/15/13	23,940,000	23,651,762

		227,783,739

UTILITIES – 1.05%
TXU Energy Co.
7.00%, 03/15/13	23,940,000	26,764,729

		26,764,729

TOTAL CORPORATE BONDS & NOTES (Cost: $2,456,569,007)		2,495,288,025

SHORT-TERM INVESTMENTS – 1.72%

CERTIFICATES OF DEPOSIT[2] – 0.14%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	205,570	205,569
Bank of Nova Scotia
3.45% - 3.56%, 09/26/05 - 01/03/06	89,080	89,074
Credit Suisse First Boston
3.53%, 05/09/06	137,046	137,046
Danske Bank
3.50%, 10/17/05	137,046	137,041
Dexia Credit Local
3.61%, 08/30/06	68,523	68,510
First Tennessee Bank
3.52%, 09/15/05	232,979	232,979
Fortis Bank NY
3.83% - 3.84%, 01/25/06	205,570	205,571
HBOS Treasury Services PLC
3.39%, 12/14/05	82,228	82,228
HSBC Bank USA N.A.
3.72%, 08/03/06	68,523	68,546

38	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

August 31, 2005

Security	Principal	Value
Royal Bank of Scotland
3.61%, 06/27/06	$68,523	$68,515
Societe Generale
3.51% - 3.60%, 03/30/06 - 06/13/06	212,422	212,384
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	486,515	486,524
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	109,637	109,637
US Bank N.A.
3.54%, 09/19/05	342,616	342,616
Washington Mutual Bank
3.50% - 3.55%, 09/15/05 - 09/19/05	616,709	616,708
Wells Fargo Bank N.A.
3.50%, 09/06/05 - 09/20/05	541,333	541,333

		3,604,281

COMMERCIAL PAPER[2] – 0.29%
Alpine Securitization Corp.
3.52%, 09/09/05	274,093	273,878
Amstel Funding Corp.
3.49% - 3.91%, 09/15/05 - 02/15/06	289,168	287,625
Aspen Funding Corp.
3.49%, 09/01/05	137,046	137,046
Barton Capital Corp.
3.51%, 09/07/05	155,417	155,327
Blue Ridge Asset Funding Corp.
3.48% - 3.49%, 09/09/05 - 09/21/05	226,127	225,848
Bryant Park Funding LLC
3.51% - 3.92%, 09/06/05 - 02/22/06	69,755	69,076
Cantabric Finance LLC
3.73%, 10/31/05	52,690	52,363
Charta LLC
3.54%, 09/20/05	95,932	95,753
Chesham Finance LLC
3.54%, 09/15/05	41,114	41,057
Dorada Finance Inc.
3.76%, 01/26/06	13,705	13,494
Edison Asset Securitization LLC
3.12%, 09/06/05	102,785	102,740
Fairway Finance LLC
3.15% - 3.56%, 09/15/05 - 10/20/05	176,728	176,578
Ford Credit Floorplan Motown
3.47% - 3.72%, 09/09/05 - 11/08/05	623,517	620,672
Gemini Securitization Corp.
3.49%, 09/06/05	219,864	219,757
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	445,401	444,539
Giro Funding Corp.
3.53% - 3.56%, 09/16/05 - 09/22/05	102,785	102,612
Grampian Funding LLC
3.13% - 3.84%, 09/09/05 - 01/31/06	212,422	210,147
Greenwich Capital Holdings Inc.
3.48% - 3.53%, 09/02/05 - 02/10/06	157,603	157,603
HSBC PLC
3.88%, 02/03/06	41,114	40,427
Jupiter Securitization Corp.
3.51%, 09/21/05	77,687	77,536
Leafs LLC
3.61%, 01/20/06 - 02/21/06[3]	143,886	143,886
Lockhart Funding LLC
3.47% - 3.55%, 09/16/05 - 09/19/05	188,909	188,627
Mortgage Interest Networking Trust
3.47% - 3.51%, 09/01/05 - 09/21/05	335,764	335,324
New Center Asset Trust
3.60%, 09/01/05	479,662	479,662
Park Avenue Receivables Corp.
3.50%, 09/19/05	77,300	77,164

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

August 31, 2005

Security	Principal	Value
Park Granada LLC
3.48% - 3.51%, 09/15/05 - 09/20/05	$185,565	$185,281
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	137,046	134,531
Scaldis Capital LLC
3.52%, 09/07/05	274,093	273,932
Sedna Finance Inc.
3.92%, 02/21/06	34,262	33,616
Solitaire Funding Ltd.
3.49% - 3.52%, 09/02/05 - 09/06/05	402,916	402,810
Sydney Capital Corp.
3.49%, 09/01/05	84,667	84,667
Thames Asset Global Securitization No. 1 Inc.
3.54%, 09/20/05	287,797	287,260
Three Pillars Funding Corp.
3.49% - 3.52%, 09/01/05 - 09/07/05	293,644	293,544
Thunder Bay Funding Inc.
3.50%, 09/01/05	22,907	22,907
Tulip Funding Corp.
3.49%, 09/01/05	505,661	505,661
Windmill Funding Corp.
3.52%, 09/09/05	63,041	62,992
World Savings Bank
3.51%, 09/09/05	47,966	47,966
Yorktown Capital LLC
3.53%, 09/19/05	198,717	198,367

		7,262,275

MEDIUM-TERM NOTES[2] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06[3]	42,484	42,481
K2 USA LLC
3.94%, 07/07/06[3]	82,228	82,224

		124,705

Security	Shares or Principal	Value
MONEY MARKET FUNDS[2] – 0.02%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.63%[4,5]	548,186	$548,186
BlackRock Temp Cash Money Market Fund 3.41%[5]	14,521	14,521
Short Term Investments Co. - Prime Money Market Portfolio, Institutional Shares 3.50%[5]	48,042	48,042

		610,749

REPURCHASE AGREEMENTS – 0.71%
Bank of America N.A. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $3,289,442 and an effective yield of 3.60%.[2,6]	$3,289,114	3,289,114
Goldman Sachs Group Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $2,535,612 and an effective yield of 3.60%.[2,6]	2,535,358	2,535,358
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $11,850,675 and an effective yield of 3.26%.	11,849,602	11,849,602
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $298,791 and an effective yield of 3.60%.[2,6]	298,761	298,761

		17,972,835

40	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

August 31, 2005

Security	Principal	Value
TIME DEPOSITS[2] – 0.05%
Abbey National Treasury Services PLC
3.50%, 09/01/05	$274,093	$274,093
Chase Bank USA N.A.
3.58%, 09/01/05	753,755	753,755
JP Morgan Chase Bank N.A.
3.59%, 09/01/05	180,925	180,925
Natexis Banques Populaires
3.51%, 09/20/05[7]	68,523	68,523

		1,277,296

VARIABLE & FLOATING RATE NOTES[2] – 0.50%
Allstate Life Global Funding II
3.58% - 3.66%, 07/08/06 - 07/27/06[3]	254,906	254,914
American Express Bank
3.55% - 3.63%, 10/17/05 - 07/19/06	370,025	370,027
American Express Centurion Bank
3.55% - 3.63%, 06/29/06 - 07/19/06	226,127	226,127
American Express Credit Corp.
3.65%, 10/26/05	274,093	274,113
ASIF Global Financing XXII
3.99%, 05/30/06[3]	137,046	137,217
Australia & New Zealand Banking Group Ltd.
3.60%, 06/23/06[3]	89,080	89,080
Bank of America N.A.
3.56%, 08/10/06	685,232	685,232
Beta Finance Inc.
3.51% - 3.72%, 09/23/05 - 06/09/06[3]	704,418	704,409
BMW US Capital LLC
3.54%, 07/14/06[3]	137,046	137,046
Canadian Imperial Bank of Commerce
3.50% - 3.61%, 09/13/05 - 12/14/05	465,958	465,938
CC USA Inc.
3.52% - 3.59%, 03/23/06 - 07/14/06[3]	368,655	368,640
Commodore CDO Ltd.
3.47%, 12/12/05[3]	34,262	34,262
Credit Suisse First Boston
3.57%, 07/19/06	342,616	342,616
DEPFA Bank PLC
3.42%, 03/15/06	137,046	137,046
Dorada Finance Inc.
3.59% - 3.62%, 03/27/06 - 06/26/06[3]	217,904	217,915
Eli Lilly Services Inc.
3.53%, 09/01/06[3]	137,046	137,046
Fifth Third Bancorp
3.58%, 04/21/06[3]	274,093	274,093
Five Finance Inc.
3.60% - 3.63%, 02/27/06 - 06/26/06[3]	95,932	95,935
General Electric Capital Corp.
3.66%, 07/07/06	61,671	61,727
Hartford Life Global Funding Trust
3.56%, 08/15/06	137,046	137,046
HBOS Treasury Services PLC
3.51% - 3.57%, 01/10/06 - 04/24/06[3]	411,139	411,138
HSBC Bank USA N.A.
3.70%, 05/04/06	47,966	47,992
K2 USA LLC
3.47% - 3.58%, 09/12/05 - 06/02/06[3]	534,481	534,485
Links Finance LLC
3.52% - 3.71%, 11/16/05 - 03/15/06[3]	534,481	534,538
Lothian Mortgages PLC
3.63%, 01/24/06	137,046	137,046
Marshall & Ilsley Bank
3.71%, 02/20/06	137,046	137,124
Metropolitan Life Global Funding I
3.55% - 4.01%, 08/28/06 - 09/06/06[3]	274,093	274,214

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

August 31, 2005

Security	Principal	Value
National City Bank (Ohio)
3.50%, 01/06/06	$68,523	$68,516
Nationwide Building Society
3.51% - 3.62%, 01/13/06 - 07/07/06[3]	507,072	507,120
Nordea Bank AB
3.55%, 08/11/06[3]	239,831	239,831
Northern Rock PLC
3.54% - 3.61%, 10/25/05 - 08/03/06[3]	438,548	438,556
Permanent Financing PLC
3.53% - 3.54%, 09/12/05 - 06/12/06[3]	527,629	527,629
Principal Life Income Funding Trusts
3.74%, 05/10/06	102,785	102,789
Royal Bank of Scotland
3.47% - 3.61%, 04/05/06 - 08/30/06	457,392	457,288
Sedna Finance Inc.
3.54%, 01/10/06 - 01/17/06[3]	75,376	75,370
Sigma Finance Inc.
3.50% - 3.72%, 09/15/05 - 08/15/06[3]	782,535	782,540
Skandinaviska Enskilda Bank NY
3.58%, 07/18/06[3]	137,046	137,046
Strips III LLC
3.69%, 07/24/06[3,7]	40,257	40,257
SunTrust Bank
3.63%, 04/28/06	205,570	205,570
Tango Finance Corp.
3.54% - 3.60%, 09/15/05 - 06/21/06[3]	333,023	333,002
Toyota Motor Credit Corp.
3.57%, 04/10/06	61,671	61,670
Unicredito Italiano SpA
3.34%, 06/14/06	178,160	178,111
Wachovia Asset Securitization Inc.
3.63%, 09/25/05[3]	329,918	329,918
Wells Fargo & Co.
3.56%, 09/15/06[3]	68,523	68,530
WhistleJacket Capital LLC
3.52% - 3.62%, 09/15/05 - 07/28/06[3]	548,186	548,161
White Pine Finance LLC
3.47% - 3.61%, 11/01/05 - 06/20/06[3]	289,168	289,160
Winston Funding Ltd.
3.71%, 10/23/05[3]	97,851	97,851

		12,715,881

TOTAL SHORT-TERM INVESTMENTS (Cost: $43,568,022)		43,568,022

TOTAL INVESTMENTS IN SECURITIES – 99.95% (Cost: $2,500,137,029)		2,538,856,047
Other Assets, Less Liabilities – 0.05%		1,290,811

NET ASSETS – 100.00%		$2,540,146,858

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.35% to 8.50% and maturity dates ranging from 11/1/07 to 8/1/35.
[7]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

42	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2005

	iShares Lehman					iShares GS
	1-3 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	Aggregate Bond Fund	$ InvesTop™ Corporate Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$6,081,413,693	$1,602,826,775	$926,569,169	$2,852,168,950	$2,925,324,568	$2,499,588,843

Affiliated issuers[a]	$32,584,643	$8,788,220	$3,663,347	$1,921,951	$745,320,477	$548,186

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$6,060,045,766	$1,607,006,977	$929,932,165	$2,896,725,923	$2,947,261,068	$2,538,307,861
Affiliated issuers[a]	32,584,643	8,788,220	3,663,347	1,921,951	745,320,477	548,186
Receivables:
Investment securities sold	297,788,240	179,478,659	43,395,688	10,629,373	31,567,512	173,207,567
Interest	27,544,916	13,235,344	5,110,660	12,959,326	18,997,405	33,423,051
Capital shares sold	48,784	29,935	1,594,015	—	17,870,470	114,704

Total Assets	6,418,012,349	1,808,539,135	983,695,875	2,922,236,573	3,761,016,932	2,745,601,369

LIABILITIES
Payables:
Investment securities purchased	310,834,369	179,606,675	52,294,720	—	835,665,251	173,421,666
Collateral for securities on loan (Note 5)	1,885,371,530	508,492,929	211,963,995	111,205,500	577,187,774	31,718,420
Investment advisory fees (Note 2)	526,048	133,901	102,583	456,207	377,402	314,425

Total Liabilities	2,196,731,947	688,233,505	264,361,298	111,661,707	1,413,230,427	205,454,511

NET ASSETS	$4,221,280,402	$1,120,305,630	$719,334,577	$2,810,574,866	$2,347,786,505	$2,540,146,858

Net assets consist of:
Paid-in capital	$4,252,228,387	$1,118,263,315	$691,463,450	$2,773,268,034	$2,332,391,092	$2,504,747,966
Undistributed net investment income	13,004,446	3,737,798	4,284,887	150,980	3,042,385	9,490,437
Undistributed net realized gain (accumulated net realized loss)	(22,584,504)	(5,875,685)	20,223,244	(7,401,121)	(9,583,472)	(12,810,563)
Net unrealized appreciation (depreciation)	(21,367,927)	4,180,202	3,362,996	44,556,973	21,936,500	38,719,018

NET ASSETS	$4,221,280,402	$1,120,305,630	$719,334,577	$2,810,574,866	$2,347,786,505	$2,540,146,858

Shares outstanding	52,100,000	13,000,000	7,500,000	26,600,000	22,900,000	22,800,000

Net asset value per share	$81.02	$86.18	$95.91	$105.66	$102.52	$111.41

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $1,850,595,989, $500,366,909, $208,145,258, $109,049,261, $566,371,508 and $30,937,833, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended August 31, 2005

	iShares Lehman			iShares GS
	1-3 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	Aggregate Bond Fund	$ InvesTop™ Corporate Bond Fund
NET INVESTMENT INCOME
Interest	$60,471,645	$18,467,450	$15,541,054	$64,725,330 [a]	$24,997,874	$60,566,160
Interest from affiliated issuers[b]	—	—	—	—	9,024,707	—
Securities lending income[c]	732,064	385,756	107,498	152,543	178,859	60,718

Total investment income	61,203,709	18,853,206	15,648,552	64,877,873	34,201,440	60,626,878

EXPENSES (Note 2)
Investment advisory fees	2,822,976	692,980	514,299	2,417,384	1,821,038	1,894,270

Total expenses	2,822,976	692,980	514,299	2,417,384	1,821,038	1,894,270

Net investment income	58,380,733	18,160,226	15,134,253	62,460,489	32,380,402	58,732,608

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(11,762,982)	(1,711,001)	(1,264,051)	(3,991,273)	(8,562,424)	(11,943,012)
In-kind redemptions	558,640	5,148,329	24,759,918	3,278,638	—	4,453,500

Net realized gain (loss)	(11,204,342)	3,437,328	23,495,867	(712,635)	(8,562,424)	(7,489,512)

Net change in unrealized appreciation (depreciation)	7,959,530	15,174,249	20,024,120	16,471,358	28,206,698	16,799,401

Net realized and unrealized gain (loss)	(3,244,812)	18,611,577	43,519,987	15,758,723	19,644,274	9,309,889

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,135,921	$36,771,803	$58,654,240	$78,219,212	$52,024,676	$68,042,497

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

44	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Lehman 1-3 Year Treasury Bond Fund		iShares Lehman 7-10 Year Treasury Bond Fund		iShares Lehman 20+ Year Treasury Bond Fund
	For the six months ended August 31, 2005 (Unaudited)	For the year ended February 28, 2005	For the six months ended August 31, 2005 (Unaudited)	For the year ended February 28, 2005	For the six months ended August 31, 2005 (Unaudited)	For the year ended February 28, 2005
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$58,380,733	$41,760,061	$18,160,226	$22,213,487	$15,134,253	$19,343,756
Net realized gain (loss)	(11,204,342)	(11,595,859)	3,437,328	(6,032,253)	23,495,867	29,452,107
Net change in unrealized appreciation (depreciation)	7,959,530	(36,788,143)	15,174,249	(10,353,511)	20,024,120	(6,727,298)

Net increase (decrease) in net assets resulting from operations	55,135,921	(6,623,941)	36,771,803	5,827,723	58,654,240	42,068,565

Undistributed net investment income (loss) included in the price of capital shares issued or redeemed	2,889,000	961,000	490,000	515,000	(1,296,000)	909,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(50,093,132)	(39,084,864)	(16,525,582)	(21,322,522)	(12,767,891)	(18,496,162)

Total distributions to shareholders	(50,093,132)	(39,084,864)	(16,525,582)	(21,322,522)	(12,767,891)	(18,496,162)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,170,460,648	1,560,418,824	908,507,188	1,299,910,453	3,498,819,632	4,355,114,374
Cost of shares redeemed	(686,473,069)	(334,745,805)	(576,037,314)	(717,116,614)	(3,572,097,832)	(3,897,269,213)

Net increase (decrease) in net assets from capital share transactions	1,483,987,579	1,225,673,019	332,469,874	582,793,839	(73,278,200)	457,845,161

INCREASE (DECREASE) IN NET ASSETS	1,491,919,368	1,180,925,214	353,206,095	567,814,040	(28,687,851)	482,326,564

NET ASSETS:
Beginning of period	2,729,361,034	1,548,435,820	767,099,535	199,285,495	748,022,428	265,695,864

End of period	$4,221,280,402	$2,729,361,034	$1,120,305,630	$767,099,535	$719,334,577	$748,022,428

Undistributed net investment income included in net assets at end of period	$13,004,446	$4,716,845	$3,737,798	$2,103,154	$4,284,887	$1,918,525

SHARES ISSUED AND REDEEMED:
Shares sold	26,900,000	19,100,000	10,700,000	15,300,000	37,800,000	50,000,000
Shares redeemed	(8,500,000)	(4,100,000)	(6,800,000)	(8,500,000)	(38,600,000)	(44,700,000)

Net increase (decrease) in shares outstanding	18,400,000	15,000,000	3,900,000	6,800,000	(800,000)	5,300,000

See notes to the financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman TIPS Bond Fund		iShares Lehman Aggregate Bond Fund		iShares GS $ InvesTop™ Corporate Bond Fund
	For the six months ended August 31, 2005 (Unaudited)	For the year ended February 28, 2005	For the six months ended August 31, 2005 (Unaudited)	For the year ended February 28, 2005	For the six months ended August 31, 2005 (Unaudited)	For the year ended February 28, 2005
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$62,460,489	$43,305,547	$32,380,402	$20,552,387	$58,732,608	$117,048,586
Net realized gain (loss)	(712,635)	(3,740,914)	(8,562,424)	6,108,089	(7,489,512)	23,961,255
Net change in unrealized appreciation (depreciation)	16,471,358	13,777,982	28,206,698	(10,290,150)	16,799,401	(63,578,079)

Net increase in net assets resulting from operations	78,219,212	53,342,615	52,024,676	16,370,326	68,042,497	77,431,762

Undistributed net investment income included in the price of capital shares issued or redeemed	2,589,000	3,084,000	—	—	15,000	352,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(62,309,509)	(43,145,685)	(33,701,691)	(24,078,772)	(59,298,753)	(116,525,219)
Return of capital	—	(3,958,248)	—	—	—	—

Total distributions to shareholders	(62,309,509)	(47,103,933)	(33,701,691)	(24,078,772)	(59,298,753)	(116,525,219)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	869,967,065	1,471,422,838	1,037,646,309	1,010,969,235	1,037,581,021	1,238,269,496
Cost of shares redeemed	(83,977,802)	(63,329,690)	—	(62,243,193)	(1,061,110,902)	(1,137,051,506)

Net increase (decrease) in net assets from capital share transactions	785,989,263	1,408,093,148	1,037,646,309	948,726,042	(23,529,881)	101,217,990

INCREASE (DECREASE) IN NET ASSETS	804,487,966	1,417,415,830	1,055,969,294	941,017,596	(14,771,137)	62,476,533

NET ASSETS:
Beginning of period	2,006,086,900	588,671,070	1,291,817,211	350,799,615	2,554,917,995	2,492,441,462

End of period	$2,810,574,866	$2,006,086,900	$2,347,786,505	$1,291,817,211	$2,540,146,858	$2,554,917,995

Undistributed net investment income included in net assets at end of period	$150,980	$—	$3,042,385	$4,363,674	$9,490,437	$10,056,582

SHARES ISSUED AND REDEEMED:
Shares sold	8,300,000	14,100,000	10,200,000	9,900,000	9,400,000	11,100,000
Shares redeemed	(800,000)	(600,000)	—	(600,000)	(9,600,000)	(10,200,000)

Net increase (decrease) in shares outstanding	7,500,000	13,500,000	10,200,000	9,300,000	(200,000)	900,000

See notes to the financial statements.

46	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 1-3 Year Treasury Bond Fund
	Six months ended Aug. 31, 2005 (Unaudited)	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$80.99	$82.80	$82.40	$81.01

Income from investment operations:
Net investment income	1.21	1.66	1.31	0.84
Net realized and unrealized gain (loss)	(0.08)	(1.84)	0.40	1.32

Total from investment operations	1.13	(0.18)	1.71	2.16

Less distributions from:
Net investment income	(1.10)	(1.63)	(1.31)	(0.77)

Total distributions	(1.10)	(1.63)	(1.31)	(0.77)

Net asset value, end of period	$81.02	$80.99	$82.80	$82.40

Total return	1.42%[b]	(0.21)%	2.11%	2.66%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,221,280	$2,729,361	$1,548,436	$922,908
Ratio of expenses to average net assets[c]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[c]	3.10%	2.11%	1.63%	1.80%
Portfolio turnover rate[d]	38%	106%	21%	44%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 7-10 Year Treasury Bond Fund
	Six months ended Aug. 31, 2005 (Unaudited)	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$84.30	$86.65	$87.10	$82.13

Income from investment operations:
Net investment income	1.64	2.88	3.43	1.99
Net realized and unrealized gain (loss)	1.82	(2.05)	(0.68)	5.04

Total from investment operations	3.46	0.83	2.75	7.03

Less distributions from:
Net investment income	(1.58)	(3.18)	(3.20)	(1.68)
Net realized gain	—	—	—	(0.38)[e]

Total distributions	(1.58)	(3.18)	(3.20)	(2.06)

Net asset value, end of period	$86.18	$84.30	$86.65	$87.10

Total return	4.13%[b]	1.06%	3.26%	8.64%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,120,306	$767,100	$199,285	$444,194
Ratio of expenses to average net assets[c]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[c]	3.93%	3.75%	3.59%	3.79%
Portfolio turnover rate[d]	28%	121%	74%	54%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See notes to the financial statements.

48	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 20+ Year Treasury Bond Fund
	Six months ended Aug. 31, 2005 (Unaudited)	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$90.12	$88.57	$90.52	$82.69

Income from investment operations:
Net investment income	2.31	4.00	4.35	2.79
Net realized and unrealized gain (loss)	5.45	1.68	(1.72)	7.29

Total from investment operations	7.76	5.68	2.63	10.08

Less distributions from:
Net investment income	(1.97)	(4.13)	(4.58)	(2.20)
Net realized gain	—	—	—	(0.05)[e]

Total distributions	(1.97)	(4.13)	(4.58)	(2.25)

Net asset value, end of period	$95.91	$90.12	$88.57	$90.52

Total return	8.72%[b]	6.72%	3.11%	12.31%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$719,335	$748,022	$265,696	$316,828
Ratio of expenses to average net assets[c]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[c]	4.41%	4.71%	4.84%	4.92%
Portfolio turnover rate[d]	16%	18%	31%	7%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman TIPS Bond Fund
	Six months ended Aug. 31, 2005 (Unaudited)	Year ended Feb. 28, 2005	Period from Dec. 4, 2003[a] to Feb. 29, 2004
Net asset value, beginning of period	$105.03	$105.12	$100.92

Income from investment operations:
Net investment income (loss)[b]	2.74	3.74	(0.06)
Net realized and unrealized gain	0.58	0.48	4.38

Total from investment operations	3.32	4.22	4.32

Less distributions from:
Net investment income	(2.69)	(3.95)	(0.02)
Return of capital	—	(0.36)	(0.10)

Total distributions	(2.69)	(4.31)	(0.12)

Net asset value, end of period	$105.66	$105.03	$105.12

Total return	3.20%[c]	4.16%	4.29%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,810,575	$2,006,087	$588,671
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets[d]	5.17%	3.60%	(0.25)%
Portfolio turnover rate[e]	10%	32%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

50	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Aggregate Bond Fund
	Six months ended Aug. 31, 2005 (Unaudited)	Year ended Feb. 28, 2005	Period from Sep. 22, 2003[a] to Feb. 29, 2004
Net asset value, beginning of period	$101.72	$103.18	$100.92

Income from investment operations:
Net investment income	1.77	3.73	1.12
Net realized and unrealized gain (loss)	1.01	(1.62)	2.34

Total from investment operations	2.78	2.11	3.46

Less distributions from:
Net investment income	(1.98)	(3.57)	(1.20)

Total distributions	(1.98)	(3.57)	(1.20)

Net asset value, end of period	$102.52	$101.72	$103.18

Total return	2.78%[b]	2.11%	3.46%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,347,787	$1,291,817	$350,800
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	3.56%	2.90%	2.47%
Portfolio turnover rate[d,e]	222%	457%	165%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Portfolio turnover rates include to-be-announced transactions. See Note 1.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares GS $ InvesTop™ Corporate Bond Fund
	Six months ended Aug. 31, 2005 (Unaudited)	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$111.08	$112.78	$110.46	$103.03

Income from investment operations:
Net investment income	2.58	5.18	5.35	3.24
Net realized and unrealized gain (loss)	0.35	(1.70)	2.44	7.12

Total from investment operations	2.93	3.48	7.79	10.36

Less distributions from:
Net investment income	(2.60)	(5.18)	(5.38)	(2.93)
Net realized gain	—	—	(0.09)[e]	—

Total distributions	(2.60)	(5.18)	(5.47)	(2.93)

Net asset value, end of period	$111.41	$111.08	$112.78	$110.46

Total return	2.68%[b]	3.24%	7.29%	10.22%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,540,147	$2,554,918	$2,492,441	$2,076,579
Ratio of expenses to average net assets[c]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[c]	4.65%	4.71%	4.83%	5.38%
Portfolio turnover rate[d]	32%	32%	0%	20%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See notes to the financial statements.

52	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of August 31, 2005, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund and iShares GS $ InvesTop™ Corporate Bond Fund (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares GS $ InvesTop™ Corporate Bond Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

NOTES TO THE FINANCIAL STATEMENTS	53

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inflation-protected public obligations held by the iShares Lehman TIPS Bond Fund are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Fund’s Statement of Operations.

EQUALIZATION

The Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed at least once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2005.

The Funds had tax basis net capital loss carryforwards as of February 28, 2005, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Expiring 2013	Total
Lehman 1-3 Year Treasury	$11,523	$2,648,872	$2,660,395
Lehman 7-10 Year Treasury	3,648,187	—	3,648,187
Lehman 20+ Year Treasury	2,218,753	—	2,218,753
Lehman TIPS	—	2,389,570	2,389,570
Lehman Aggregate	—	1,089,293	1,089,293
GS $ InvesTop™ Corporate	—	4,185,823	4,185,823

54	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended August 31, 2005, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended August 31, 2005 are disclosed in the Funds’ Statements of Operations.

As of August 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Lehman 1-3 Year Treasury	$6,116,584,047	$—	$(23,953,638)	$(23,953,638)
Lehman 7-10 Year Treasury	1,611,955,097	4,739,595	(899,495)	3,840,100
Lehman 20+ Year Treasury	931,098,180	2,497,332	—	2,497,332
Lehman TIPS	2,862,196,143	43,674,056	(7,222,325)	36,451,731
Lehman Aggregate	3,680,721,126	15,387,950	(3,527,531)	11,860,419
GS $ InvesTop™ Corporate	2,499,885,512	46,087,288	(7,116,753)	38,970,535

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Lehman Aggregate Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions or if the counterparty fails to complete the transaction. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher short-term capital gain distributions to shareholders.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

NOTES TO THE FINANCIAL STATEMENTS	55

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES ® TRUST

The Investors Bank & Trust tri-party repurchase agreement held by each Fund as of August 31, 2005 was fully collateralized by U.S. Government obligations with an interest rate of 8.13%, a maturity date of May 15, 2021 and aggregate market values as follows:

iShares Bond Fund	Aggregate Market Value
Lehman 1-3 Year Treasury	$26,684,577
Lehman 7-10 Year Treasury	4,601,186
Lehman 20+ Year Treasury	9,909,969
Lehman TIPS	3,421,054
Lehman Aggregate	56,361,245
GS $ InvesTop™ Corporate	12,086,594

As of August 31, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Lehman 1-3 Year Treasury	0.15%
Lehman 7-10 Year Treasury	0.15
Lehman 20+ Year Treasury	0.15
Lehman TIPS	0.20
Lehman Aggregate	0.20
GS $ InvesTop™ Corporate	0.15

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

56	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended August 31, 2005, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Lehman 1-3 Year Treasury	$732,064
Lehman 7-10 Year Treasury	385,756
Lehman 20+ Year Treasury	107,498
Lehman TIPS	152,543
Lehman Aggregate	178,859
GS $ InvesTop™ Corporate	60,718

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment by the iShares Lehman Aggregate Bond Fund in shares of issuers of which BGFA is an affiliate, for the six months ended August 31, 2005, including income earned from these affiliated issuers.

iShares Bond Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Lehman Aggregate PMMF	406,878	363,220	34,753	735,345	$735,345,012	$9,024,707

During the six months ended August 31, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for the securities on loan, the information reported above does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of August 31, 2005, certain trustees and officers of the Trust are also officers of BGI.

NOTES TO THE FINANCIAL STATEMENTS	57

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2005, were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Lehman 1-3 Year Treasury	$1,416,949,368	$1,404,710,576	$—	$—
Lehman 7-10 Year Treasury	258,709,670	250,670,567	—	—
Lehman 20+ Year Treasury	97,608,793	95,145,878	—	—
Lehman TIPS	246,520,617	289,918,346	—	—
Lehman Aggregate	4,247,803,623	3,893,572,403	90,194,674	77,096,548
GS $ InvesTop™ Corporate	—	—	802,624,430	800,521,748

In-kind transactions (See Note 4) for the six months ended August 31, 2005, were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Lehman 1-3 Year Treasury	$2,152,283,277	$680,721,445
Lehman 7-10 Year Treasury	892,124,010	565,148,265
Lehman 20+ Year Treasury	3,455,164,658	3,527,653,351
Lehman TIPS	866,080,465	83,528,163
Lehman Aggregate	664,764,410	—
GS $ InvesTop™ Corporate	1,025,080,238	1,046,301,040

4. CAPITAL SHARE TRANSACTIONS

As of August 31, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. In the case of the iShares Lehman Aggregate Bond Fund, a portion of the designated portfolio of securities are purchased through TBA transactions, in which case the Fund generally requires the substitution of an amount of cash equivalent to the price of the securities involved in such TBA transactions. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units for the iShares GS $ InvesTop™ Corporate Bond Fund and the iShares Lehman Aggregate Bond Fund.

58	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES ® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of August 31, 2005, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of August 31, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	59

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

A special meeting of shareholders of iShares Trust was scheduled on July 14, 2005 and subsequently adjourned until August 11, 2005. All proposals were approved by the shareholders. The proposals acted upon by shareholders at the special meeting and the results of the shareholder vote were as follows:

Proposal 1*

To elect the eight nominees specified below as Trustees of the Trust, each of whom will serve until his/her successor is duly elected or appointed and qualified.

Trustee	Votes For	Votes Withheld
Lee T. Kranefuss	647,047,151	12,010,432
John E. Martinez	647,057,342	12,000,240
Richard K. Lyons	647,782,813	11,274,769
George G.C. Parker	644,369,500	14,688,081
W. Allen Reed	647,251,696	11,805,888
Cecilia H. Herbert	647,073,394	11,984,192
Charles A. Hurty	647,183,684	11,873,899
John E. Kerrigan	647,826,001	11,231,583

Messrs. Kranefuss, Martinez, Lyons, Reed and Parker previously served as Trustees of the Trust and were re-elected. Ms. Herbert and Messrs. Hurty and Kerrigan were newly elected.

Proposal 2A

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding issuing senior securities.

iShares Bond Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Lehman 1-3 Year Treasury	27,863,242	171,688	422,969	9,414,162
Lehman 7-10 Year Treasury	4,458,527	70,551	34,885	1,175,949
Lehman 20+ Year Treasury	4,614,816	71,378	28,145	1,720,343
Lehman TIPS	7,500,315	479,008	272,482	2,759,856
Lehman Aggregate	7,702,461	75,875	74,285	2,628,123
GS $ InvesTop™ Corporate	10,656,715	156,619	71,265	2,877,039

60	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Proposal 2B

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding the making of loans.

iShares Bond Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Lehman 1-3 Year Treasury	27,793,305	249,415	415,179	9,414,162
Lehman 7-10 Year Treasury	4,445,261	85,184	33,520	1,175,947
Lehman 20+ Year Treasury	4,610,880	73,265	30,194	1,720,343
Lehman TIPS	7,448,606	527,335	275,864	2,759,856
Lehman Aggregate	7,691,272	90,676	70,673	2,628,123
GS $ InvesTop™ Corporate	10,631,502	171,525	81,572	2,877,039

Proposal 3

To approve a change in the classification of the investment objectives of certain Funds from fundamental to non-fundamental.

iShares Bond Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Lehman 1-3 Year Treasury	26,916,182	1,115,542	426,174	9,414,163
Lehman 7-10 Year Treasury	4,322,499	203,051	38,415	1,175,947
Lehman 20+ Year Treasury	4,555,777	130,435	28,126	1,720,344
GS $ InvesTop™ Corporate	9,669,584	1,133,977	81,039	2,877,038

*	Denotes Trust-wide proposal and voting results.
**	Broker non-votes are proxies received by the Fund from brokers or nominees, who did not receive instructions from the beneficial owner or other persons entitled to vote, and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

SHAREHOLDER MEETING RESULTS	61

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one- and three-year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain of the Funds underperformed funds in their respective Lipper Peer Groups over relevant periods, but that any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on

62	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for the Funds do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	63

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Trust’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

64	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTES:

65

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country

Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Specialty Index Funds

iShares KLD Select Social SM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Semi-Annual Report.

2117-iS-0805

66	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

“$ InvesTopTM”, “$ InvesTopTM Index”, “GS $ Inves-TopTM” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTopTM Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co. The iShares Funds are not sponsored, issued or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s web-site at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Schedule of Investments.

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: October 28, 2005

By:	/s/ Michael A. Lathem
Michael A. Latham, Principal Financial Officer
Date: October 28, 2005